UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-21667

Fidelity Central Investment Portfolios LLC

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210

 (Address of principal executive offices)       (Zip code)

Nicole Macarchuk, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	August 31, 2025

Item 1.

Reports to Stockholders

ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2025
Fidelity® Specialized High Income Central Fund Fidelity® Specialized High Income Central Fund

This annual shareholder report contains information about Fidelity® Specialized High Income Central Fund for the period September 1, 2024 to August 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Specialized High Income Central Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

What affected the Fund's performance this period?

•High-yield bonds achieved a strong gain for the 12 months ending August 31, 2025, helped by resilient fundamentals, falling yields, compressed spreads and a steady economy against the backdrop of a possible September rate cut.
•Against this backdrop, the fund's core investment in high-yield bonds gained 7.41% and contributed to performance versus the ICE BofA BB US High Yield Constrained Index for the fiscal year. By industry, security selection was the primary contributor, led by media. Security selection in telecommunications and retail also boosted the fund's relative performance.
•The top individual relative contributor was a non-benchmark stake in EchoStar (+106%). A second notable relative contributor was a position in Walgreens Boots Alliance (+24%). A non-benchmark investment in Altice France (+30%) helped the fund's relative result for the 12 months.
•The biggest individual relative detractor was our stake in Sunnova Energy (-100%). A second notable relative detractor was a position in New Fortress Energy (-49%). Another notable relative detractor was Tronox (-16%). This period we decreased our position in Tronox. All of these detractors were non-benchmark positions.
•Notable changes in positioning include increased exposure to the financial services industry and a lower allocation to real estate.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
August 31, 2015 through August 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Fidelity® Specialized High Income Central Fund	7.67%	3.94%	4.97%
ICE® BofA® BB US High Yield Constrained Index	6.95%	4.13%	5.45%
Bloomberg U.S. Universal Bond Index	3.72%	-0.17%	2.19%

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of August 31, 2025)

KEY FACTS
Fund Size	$259,647,623
Number of Holdings	498
Total Advisory Fee	$0
Portfolio Turnover	58%
What did the Fund invest in?
(as of August 31, 2025)

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 0.5
BBB - 4.0
BB - 65.4
B - 23.4
CCC,CC,C - 2.3
Not Rated - 0.7
Equities - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 3.7

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Corporate Bonds - 86.9
Bank Loan Obligations - 4.6
Preferred Securities - 3.9
U.S. Treasury Obligations - 0.5
Asset-Backed Securities - 0.4
Common Stocks - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 3.7

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 86.9
Canada - 3.0
United Kingdom - 2.2
Ireland - 1.3
Australia - 1.1
France - 0.8
Israel - 0.8
Grand Cayman (UK Overseas Ter) - 0.7
Panama - 0.6
Others - 2.6

TOP HOLDINGS (% of Fund's net assets)
CCO Holdings LLC / CCO Holdings Capital Corp	1.8
Carnival Corp	1.5
Hilton Domestic Operating Co Inc	1.2
TransDigm Inc	1.2
Vistra Operations Co LLC	1.2
OneMain Finance Corp	1.2
Tenet Healthcare Corp	1.2
NRG Energy Inc	1.0
Ball Corp	1.0
Yum! Brands Inc	0.9
12.2
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913633.101    1518-TSRA-1025

ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2025
Fidelity® High Income Central Fund Fidelity® High Income Central Fund

This annual shareholder report contains information about Fidelity® High Income Central Fund for the period September 1, 2024 to August 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® High Income Central Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

What affected the Fund's performance this period?

•High-yield bonds achieved a strong gain for the 12 months ending August 31, 2025, helped by resilient fundamentals, falling yields, compressed spreads and a steady economy against the backdrop of a possible September rate cut.
•Against this backdrop, the fund's core investment in high-yield bonds rose 9.49% and contributed to performance versus the ICE BofA US High Yield Constrained Index for the fiscal year. By industry, security selection was the primary contributor, led by media and energy.
•The top individual relative contributor was our non-benchmark stake in Mesquite Energy (+152%). The company was one of the fund's biggest holdings. A second notable relative contributor was an overweight in EchoStar (+65%). The company was the fund's largest holding. An overweight in Cox Media (+56%) also helped.
•In contrast, the primary detractor from performance versus the benchmark was security selection in health care. Also hurting our result were picks in utility and leisure. The fund's position in cash detracted.
•The biggest individual relative detractor was an overweight in PG&E (-1%). It was one of our largest holdings. A second notable relative detractor was an overweight in New Fortress Energy (-58%). Another notable relative detractor was our stake in Bausch Health (+8%). It was one of the fund's biggest holdings at period end.
•Notable changes in positioning include increased exposure to the telecommunications industry and a lower allocation to leisure.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
August 31, 2015 through August 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Fidelity® High Income Central Fund	10.89%	7.55%	6.82%
ICE® BofA® US High Yield Constrained Index	8.13%	5.15%	5.71%
Bloomberg U.S. Universal Bond Index	3.72%	-0.17%	2.19%

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of August 31, 2025)

KEY FACTS
Fund Size	$1,743,247,935
Number of Holdings	593
Total Advisory Fee	$0
Portfolio Turnover	43%
What did the Fund invest in?
(as of August 31, 2025)

QUALITY DIVERSIFICATION (% of Fund's net assets)

BBB - 4.6
BB - 27.0
B - 34.2
CCC,CC,C - 19.6
Not Rated - 3.4
Equities - 6.6
Short-Term Investments and Net Other Assets (Liabilities) - 4.6

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Corporate Bonds - 78.4
Bank Loan Obligations - 8.7
Common Stocks - 3.5
Alternative Funds - 2.0
Preferred Securities - 1.4
Preferred Stocks - 1.1
Asset-Backed Securities - 0.3
Short-Term Investments and Net Other Assets (Liabilities) - 4.6

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 89.0
France - 3.1
Canada - 2.1
United Kingdom - 1.2
Switzerland - 0.7
Australia - 0.5
Brazil - 0.5
Luxembourg - 0.4
Japan - 0.3
Others - 2.2

TOP HOLDINGS (% of Fund's net assets)
EchoStar Corp	2.7
Mesquite Energy Inc	2.6
Altice France SA	2.2
TransDigm Inc	2.2
Fidelity Private Credit Company LLC	2.0
CHS/Community Health Systems Inc	1.5
Level 3 Financing Inc	1.4
Tenet Healthcare Corp	1.2
Pacific Gas and Electric Co	1.2
1261229 BC Ltd	1.1
18.1
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913634.101    2062-TSRA-1025

Item 2.

Code of Ethics

As of the end of the period, August 31, 2025, Fidelity Central Investment Portfolios LLC (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer.  A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.

Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Donald F. Donahue is an audit committee financial expert, as defined in Item 3 of Form N-CSR.  Mr. Donahue is independent for purposes of Item 3 of Form N-CSR.

Item 4.

Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, “Deloitte Entities”) in each of the last two fiscal years for services rendered to Fidelity High Income Central Fund and Fidelity Specialized High Income Central Fund (the “Funds”):

Services Billed by Deloitte Entities

August 31, 2025 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity High Income Central Fund	$51,500	$-	$9,500	$800
Fidelity Specialized High Income Central Fund	$59,400	$-	$9,500	$900

August 31, 2024 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity High Income Central Fund	$49,500	$-	$9,700	$1,200
Fidelity Specialized High Income Central Fund	$53,100	$-	$9,700	$1,300

A Amounts may reflect rounding.

The following table(s) present(s) fees billed by Deloitte Entities that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Fund(s) and that are rendered on behalf of Fidelity Management & Research Company LLC ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund(s) (“Fund Service Providers”):

Services Billed by Deloitte Entities

	August 31, 2025A	August 31, 2024A
Audit-Related Fees	$125,000	$200,000
Tax Fees	$-	$-
All Other Fees	$2,970,400	$1,929,500

A Amounts may reflect rounding.

“Audit-Related Fees” represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

“Tax Fees” represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

“All Other Fees” represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by Deloitte Entities for services rendered to the Fund(s), FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Fund(s) are as follows:

Billed By	August 31, 2025A	August 31, 2024A
Deloitte Entities	$3,452,900	$4,970,400

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by Deloitte Entities to Fund Service Providers to be compatible with maintaining the independence of Deloitte Entities in its(their) audit of the Fund(s), taking into account representations from Deloitte Entities, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Fund(s) and its(their) related entities and FMR’s review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund(s) Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by a fund’s independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (“Covered Service”) are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair’s absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee periodically.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X (“De Minimis Exception”)

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Fund’s(s’) last two fiscal years relating to services provided to (i) the Fund(s) or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Fund(s).

The Registrant has not retained, for the preparation of the audit report on the financial statements included in the Form N-CSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board (the “PCAOB”) has determined that the PCAOB is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction.

The Registrant is not a “foreign issuer,” as defined in 17 CFR 240.3b-4.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable.

Item 7.

Financial Statements and Financial Highlights for Open-End Management Investment Companies

Fidelity® Specialized High Income Central Fund

Annual Report
August 31, 2025
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity® Specialized High Income Central Fund
Schedule of Investments August 31, 2025
Showing Percentage of Net Assets
Asset-Backed Securities - 0.4%
	Principal Amount (a)	Value ($)
GRAND CAYMAN (UK OVERSEAS TER) - 0.4%
Ammc Clo 24 Ltd Series 2024-24A Class ER, CME Term SOFR 3 month Index + 6.5%, 10.8255% 1/20/2035 (b)(c)(d)	150,000	149,987
Bbam US Clo I Ltd Series 2025-1A Class D1R, CME Term SOFR 3 month Index + 3%, 7.3176% 3/30/2038 (b)(c)(d)	125,000	124,118
Carlyle US Clo Ltd Series 2024-6A Class E, CME Term SOFR 3 month Index + 5.75%, 10.0685% 10/25/2037 (b)(c)(d)	150,000	151,568
CIFC Funding Ltd Series 2025-4A Class D2R, CME Term SOFR 3 month Index + 3.75%, 8.0724% 1/17/2038 (b)(c)(d)	100,000	100,689
Oha Credit Partners VII Ltd Series 2025-7A Class D1R4, CME Term SOFR 3 month Index + 2.5%, 6.7035% 2/20/2038 (b)(c)(d)	150,000	148,934
Palmer Square Clo Ltd Series 2025-2A Class DR2, CME Term SOFR 3 month Index + 4.14%, 8.4576% 2/15/2038 (b)(c)(d)	100,000	100,959
Palmer Square Loan Funding Ltd Series 2024-2A Class D, CME Term SOFR 3 month Index + 4.7%, 9.0176% 1/15/2033 (b)(c)(d)	250,000	247,693
TOTAL GRAND CAYMAN (UK OVERSEAS TER)		1,023,948
TOTAL ASSET-BACKED SECURITIES (Cost $1,025,000)		1,023,948

Bank Loan Obligations - 4.6%
	Principal Amount (a)	Value ($)
FRANCE - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Altice France SA Tranche B14 1LN, term loan CME Term SOFR 3 month Index + 5.5%, 9.8176% 8/15/2028 (b)(c)(e)	85,000	77,733
SWITZERLAND - 0.3%
Materials - 0.3%
Chemicals - 0.3%
Consolidated Energy Finance SA Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.816% 11/15/2030 (b)(c)(e)	698,232	660,221
UNITED STATES - 4.3%
Consumer Discretionary - 1.1%
Automobile Components - 0.1%
Clarios Global LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.066% 1/28/2032 (b)(c)(e)	255,000	255,000
Broadline Retail - 0.6%
Great Outdoors Group LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.566% 1/23/2032 (b)(c)(e)	1,266,655	1,269,188
Hotels, Restaurants & Leisure - 0.1%
Fertitta Entertainment LLC/NV Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.566% 1/29/2029 (b)(c)(e)	379,021	378,596
Specialty Retail - 0.3%
LBM Acquisition LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.2099% 6/6/2031 (b)(c)(e)	284,282	275,702
LBM Acquisition LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5%, 9.3599% 6/6/2031 (b)(c)(e)	234,662	231,905
Valvoline Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 0% 3/19/2032 (b)(c)(e)	370,000	370,463
		878,070
TOTAL CONSUMER DISCRETIONARY		2,780,854

Consumer Staples - 0.2%
Consumer Staples Distribution & Retail - 0.2%
C&S Wholesale Grocers Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5%, 0% 8/6/2030 (b)(c)(e)(f)	315,000	307,323
Froneri US Inc Tranche B6 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 0% 7/16/2032 (b)(c)(e)(f)	255,000	254,490
		561,813
Energy - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
CVR CHC LP Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.2956% 12/30/2027 (b)(c)(e)	676,594	676,594
New Fortress Energy Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.5%, 9.8075% 10/30/2028 (b)(c)(e)	543,638	258,907
		935,501
Financials - 0.5%
Financial Services - 0.2%
WH Borrower LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 8.9535% 2/20/2032 (b)(c)(e)	630,000	631,380
Insurance - 0.3%
Asurion LLC Tranche B10 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.416% 8/19/2028 (b)(c)(e)	758,051	754,852
TOTAL FINANCIALS		1,386,232

Health Care - 0.7%
Health Care Equipment & Supplies - 0.4%
Bausch + Lomb Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.566% 1/15/2031 (b)(c)(e)	1,050,000	1,050,189
Pharmaceuticals - 0.3%
1261229 BC Ltd Tranche B 1LN, term loan CME Term SOFR 1 month Index + 6.25%, 10.566% 10/8/2030 (b)(c)(e)	795,000	783,298
TOTAL HEALTH CARE		1,833,487

Industrials - 0.2%
Air Freight & Logistics - 0.0%
Rand Parent LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 7.2956% 3/18/2030 (b)(c)(e)	75,000	74,652
Ground Transportation - 0.2%
Genesee & Wyoming Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2%, 6.0456% 4/10/2031 (b)(c)(e)	486,325	483,947
Machinery - 0.0%
Beach Acquisition Bidco LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 0% 6/28/2032 (b)(c)(e)(f)	35,000	35,204
Passenger Airlines - 0.0%
Vista Management Holding Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 8.0406% 4/1/2031 (b)(c)(e)	15,000	15,070
TOTAL INDUSTRIALS		608,873

Information Technology - 0.7%
IT Services - 0.5%
X Corp Tranche B1 1LN, term loan CME Term SOFR 3 month Index + 6.5%, 10.9579% 10/26/2029 (b)(c)(e)	1,117,353	1,091,420
Software - 0.1%
Polaris Newco LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.3195% 6/2/2028 (b)(c)(e)	294,326	279,074
Technology Hardware, Storage & Peripherals - 0.1%
Sandisk Corp/DE Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 7.3407% 2/20/2032 (b)(c)(e)	362,842	361,481
TOTAL INFORMATION TECHNOLOGY		1,731,975

Materials - 0.4%
Chemicals - 0.3%
Herens US Holdco Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.3206% 7/3/2028 (b)(c)(e)	264,338	232,453
INEOS US Petrochem LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.666% 4/2/2029 (b)(c)(e)	214,722	192,713
M2S Group Intermediate Holdings Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 9.0579% 8/25/2031 (b)(c)(e)	387,861	381,679
		806,845
Containers & Packaging - 0.1%
Clydesdale Acquisition Holdings Inc 1LN, term loan CME Term SOFR 1 month Index + 3.175%, 7.491% 4/13/2029 (b)(c)(e)	175,000	174,759
TOTAL MATERIALS		981,604

Utilities - 0.1%
Electric Utilities - 0.0%
NRG Energy Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2%, 6.0643% 4/16/2031 (b)(c)(e)	35,000	35,028
Independent Power and Renewable Electricity Producers - 0.1%
Natgasoline LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5.5%, 9.816% 3/29/2030 (b)(c)(e)	376,621	379,134
TOTAL UTILITIES		414,162

TOTAL UNITED STATES		11,234,501
TOTAL BANK LOAN OBLIGATIONS (Cost $11,948,451)		11,972,455

Common Stocks - 0.0%
	Shares	Value ($)
UNITED STATES - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
New Fortress Energy Inc (Cost $31,445)	3,314	8,152

Convertible Corporate Bonds - 0.3%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.3%
Communication Services - 0.3%
Media - 0.3%
EchoStar Corp 3.875% 11/30/2030 pay-in-kind (Cost $427,316)	388,469	790,612

Non-Convertible Corporate Bonds - 86.6%
	Principal Amount (a)	Value ($)
AUSTRALIA - 1.1%
Materials - 1.1%
Metals & Mining - 1.1%
Fortescue Treasury Pty Ltd 4.375% 4/1/2031 (d)	215,000	204,437
Fortescue Treasury Pty Ltd 4.5% 9/15/2027 (d)	590,000	584,607
Fortescue Treasury Pty Ltd 6.125% 4/15/2032 (d)	100,000	102,633
Mineral Resources Ltd 8% 11/1/2027 (d)	1,885,000	1,918,604

TOTAL AUSTRALIA		2,810,281
CANADA - 3.0%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.2%
TELUS Corp 6.625% 10/15/2055 (c)	305,000	310,287
TELUS Corp 7% 10/15/2055 (c)	330,000	338,640
		648,927
Consumer Discretionary - 0.8%
Hotels, Restaurants & Leisure - 0.8%
1011778 BC ULC / New Red Finance Inc 3.5% 2/15/2029 (d)	395,000	375,813
1011778 BC ULC / New Red Finance Inc 3.875% 1/15/2028 (d)	1,030,000	1,002,571
1011778 BC ULC / New Red Finance Inc 6.125% 6/15/2029 (d)	715,000	732,346
		2,110,730
Consumer Staples - 0.0%
Household Products - 0.0%
Kronos Acquisition Holdings Inc 8.25% 6/30/2031 (d)	115,000	85,387
Energy - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Parkland Corp 6.625% 8/15/2032 (d)	595,000	612,807
South Bow Canadian Infrastructure Holdings Ltd 7.5% 3/1/2055 (c)	96,000	100,338
		713,145
Industrials - 0.1%
Machinery - 0.1%
New Flyer Holdings Inc 9.25% 7/1/2030 (d)	130,000	139,450
Information Technology - 0.6%
Software - 0.6%
Open Text Corp 3.875% 12/1/2029 (d)	330,000	311,070
Open Text Corp 3.875% 2/15/2028 (d)	1,375,000	1,336,501
		1,647,571
Materials - 0.9%
Chemicals - 0.4%
Methanex Corp 5.125% 10/15/2027	505,000	502,755
Methanex Corp 5.25% 12/15/2029	65,000	64,578
NOVA Chemicals Corp 5.25% 6/1/2027 (d)	375,000	375,946
		943,279
Metals & Mining - 0.5%
Capstone Copper Corp 6.75% 3/31/2033 (d)	635,000	652,094
Champion Iron Canada Inc 7.875% 7/15/2032 (d)	250,000	260,909
New Gold Inc 6.875% 4/1/2032 (d)	250,000	260,592
		1,173,595
TOTAL MATERIALS		2,116,874

Utilities - 0.1%
Independent Power and Renewable Electricity Producers - 0.1%
TransAlta Corp 6.5% 3/15/2040	270,000	265,518
TOTAL CANADA		7,727,602
COLOMBIA - 0.4%
Utilities - 0.4%
Independent Power and Renewable Electricity Producers - 0.4%
EnfraGen Energia Sur SA / EnfraGen Spain SA / Prime Energia SpA 5.375% 12/30/2030 (d)	875,000	802,813
EnfraGen Energia Sur SAU/ EnfraGen Chile SpA/ EnfraGen Spain SAU 8.499% 6/30/2032 (d)	150,000	154,557

TOTAL COLOMBIA		957,370
FINLAND - 0.3%
Consumer Discretionary - 0.3%
Leisure Products - 0.3%
Amer Sports Co 6.75% 2/16/2031 (d)	700,000	729,662
FRANCE - 0.6%
Communication Services - 0.4%
Diversified Telecommunication Services - 0.4%
Altice France SA 5.125% 7/15/2029 (d)	550,000	470,250
Maya SAS/Paris France 7% 4/15/2032 (d)	400,000	411,438
		881,688
Energy - 0.2%
Energy Equipment & Services - 0.2%
Vallourec SACA 7.5% 4/15/2032 (d)	600,000	637,133
TOTAL FRANCE		1,518,821
GERMANY - 0.4%
Consumer Discretionary - 0.4%
Automobile Components - 0.4%
ZF North America Capital Inc 6.75% 4/23/2030 (d)	260,000	253,416
ZF North America Capital Inc 6.875% 4/14/2028 (d)	380,000	384,904
ZF North America Capital Inc 6.875% 4/23/2032 (d)	405,000	388,355

TOTAL GERMANY		1,026,675
GRAND CAYMAN (UK OVERSEAS TER) - 0.3%
Financials - 0.3%
Financial Services - 0.3%
Global Aircraft Leasing Co Ltd 8.75% 9/1/2027 (d)	865,000	889,995
GUATEMALA - 0.3%
Communication Services - 0.3%
Wireless Telecommunication Services - 0.3%
Millicom International Cellular SA 4.5% 4/27/2031 (d)	250,000	232,626
Millicom International Cellular SA 5.125% 1/15/2028 (d)	666,000	660,797

TOTAL GUATEMALA		893,423
IRELAND - 1.3%
Consumer Discretionary - 0.3%
Hotels, Restaurants & Leisure - 0.3%
Flutter Treasury DAC 5.875% 6/4/2031 (d)	920,000	936,753
Financials - 1.0%
Consumer Finance - 0.3%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6.5% 1/31/2056 (c)	755,000	776,675
Financial Services - 0.7%
GGAM Finance Ltd 5.875% 3/15/2030 (d)	765,000	772,622
GGAM Finance Ltd 6.875% 4/15/2029 (d)	285,000	294,976
GGAM Finance Ltd 7.75% 5/15/2026 (d)	440,000	441,511
GGAM Finance Ltd 8% 2/15/2027 (d)	270,000	276,938
		1,786,047
TOTAL FINANCIALS		2,562,722

TOTAL IRELAND		3,499,475
ISRAEL - 0.8%
Energy - 0.5%
Oil, Gas & Consumable Fuels - 0.5%
Energean PLC 6.5% 4/30/2027 (d)	1,285,000	1,270,769
Health Care - 0.3%
Pharmaceuticals - 0.3%
Teva Pharmaceutical Finance Netherlands III BV 6% 12/1/2032	300,000	308,496
Teva Pharmaceutical Finance Netherlands IV BV 5.75% 12/1/2030	400,000	408,847
		717,343
TOTAL ISRAEL		1,988,112
NETHERLANDS - 0.1%
Communication Services - 0.1%
Media - 0.1%
Ziggo BV 4.875% 1/15/2030 (d)	410,000	384,768
NORWAY - 0.5%
Energy - 0.5%
Energy Equipment & Services - 0.5%
Seadrill Finance Ltd 8.375% 8/1/2030 (d)	700,000	726,963
TGS ASA 8.5% 1/15/2030 (d)	585,000	596,957

TOTAL NORWAY		1,323,920
PANAMA - 0.6%
Communication Services - 0.6%
Diversified Telecommunication Services - 0.3%
Sable International Finance Ltd 7.125% 10/15/2032 (d)	640,000	650,400
Wireless Telecommunication Services - 0.3%
C&W Senior Finance Ltd 9% 1/15/2033 (d)	795,000	834,644
TOTAL PANAMA		1,485,044
TANZANIA - 0.3%
Information Technology - 0.3%
Communications Equipment - 0.3%
HTA Group Ltd/Mauritius 7.5% 6/4/2029 (d)	735,000	760,725
UNITED KINGDOM - 1.7%
Communication Services - 0.4%
Media - 0.1%
Virgin Media Secured Finance PLC 4.5% 8/15/2030 (d)	340,000	319,193
Wireless Telecommunication Services - 0.3%
Vmed O2 UK Financing I PLC 4.25% 1/31/2031 (d)	415,000	383,047
Vmed O2 UK Financing I PLC 4.75% 7/15/2031 (d)	245,000	229,089
		612,136
TOTAL COMMUNICATION SERVICES		931,329

Consumer Discretionary - 0.2%
Automobile Components - 0.1%
Macquarie Airfinance Holdings Ltd 8.125% 3/30/2029 (d)	165,000	172,006
Specialty Retail - 0.1%
Belron UK Finance PLC 5.75% 10/15/2029 (d)	365,000	369,593
TOTAL CONSUMER DISCRETIONARY		541,599

Energy - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
EG Global Finance PLC 12% 11/30/2028 (d)	620,000	684,544
Health Care - 0.2%
Health Care Providers & Services - 0.2%
180 Medical Inc 3.875% 10/15/2029 (d)	585,000	561,098
Materials - 0.0%
Chemicals - 0.0%
INEOS Quattro Finance 2 Plc 9.625% 3/15/2029 (d)	255,000	255,592
Utilities - 0.6%
Independent Power and Renewable Electricity Producers - 0.6%
California Buyer Ltd / Atlantica Sustainable Infrastructure PLC 6.375% 2/15/2032 (d)	1,020,000	1,034,584
ContourGlobal Power Holdings SA 6.75% 2/28/2030 (d)	495,000	511,087
		1,545,671
TOTAL UNITED KINGDOM		4,519,833
UNITED STATES - 74.9%
Communication Services - 3.4%
Entertainment - 0.2%
ROBLOX Corp 3.875% 5/1/2030 (d)	565,000	537,179
Interactive Media & Services - 0.2%
Snap Inc 6.875% 3/1/2033 (d)	125,000	126,299
Snap Inc 6.875% 3/15/2034 (d)	385,000	386,006
		512,305
Media - 3.0%
CCO Holdings LLC / CCO Holdings Capital Corp 4.25% 2/1/2031 (d)	625,000	576,509
CCO Holdings LLC / CCO Holdings Capital Corp 4.5% 5/1/2032	1,265,000	1,156,786
CCO Holdings LLC / CCO Holdings Capital Corp 4.5% 8/15/2030 (d)	585,000	553,738
CCO Holdings LLC / CCO Holdings Capital Corp 5% 2/1/2028 (d)	1,664,000	1,650,449
CCO Holdings LLC / CCO Holdings Capital Corp 5.125% 5/1/2027 (d)	610,000	606,926
Dotdash Meredith Inc 7.625% 6/15/2032 (d)	260,000	254,722
EchoStar Corp 6.75% 11/30/2030 pay-in-kind (c)	641,684	633,066
Nexstar Media Inc 5.625% 7/15/2027 (d)	825,000	824,107
Sirius XM Radio LLC 5% 8/1/2027 (d)	505,000	502,721
Sirius XM Radio LLC 5.5% 7/1/2029 (d)(g)	155,000	154,778
TEGNA Inc 4.625% 3/15/2028 (g)	230,000	228,094
TEGNA Inc 5% 9/15/2029	120,000	120,124
Univision Communications Inc 8.5% 7/31/2031 (d)(g)	375,000	386,423
Univision Communications Inc 9.375% 8/1/2032 (d)	125,000	131,636
		7,780,079
TOTAL COMMUNICATION SERVICES		8,829,563

Consumer Discretionary - 12.4%
Automobile Components - 0.3%
Clarios Global LP / Clarios US Finance Co 6.75% 2/15/2030 (d)	245,000	253,873
Patrick Industries Inc 6.375% 11/1/2032 (d)	635,000	644,146
		898,019
Automobiles - 0.6%
Ford Motor Co 3.25% 2/12/2032	440,000	377,210
Ford Motor Co 6.1% 8/19/2032	550,000	555,687
Nissan Motor Acceptance Co LLC 2.45% 9/15/2028 (d)	45,000	40,884
Nissan Motor Acceptance Co LLC 5.55% 9/13/2029 (d)(g)	70,000	69,071
Thor Industries Inc 4% 10/15/2029 (d)(g)	545,000	514,637
		1,557,489
Broadline Retail - 1.1%
Macy's Retail Holdings LLC 7.375% 8/1/2033 (d)(g)	355,000	364,507
Match Group Holdings II LLC 3.625% 10/1/2031 (d)(g)	255,000	230,164
Match Group Holdings II LLC 4.125% 8/1/2030 (d)	570,000	536,713
Nordstrom Inc 4.375% 4/1/2030 (g)	250,000	230,233
Wayfair LLC 7.25% 10/31/2029 (d)(g)	900,000	917,667
Wayfair LLC 7.75% 9/15/2030 (d)(g)	480,000	495,914
		2,775,198
Diversified Consumer Services - 0.9%
Service Corp International/US 4% 5/15/2031	680,000	639,312
Service Corp International/US 5.125% 6/1/2029 (g)	505,000	501,202
Service Corp International/US 5.75% 10/15/2032	375,000	378,726
Sotheby's 7.375% 10/15/2027 (d)	865,000	855,479
		2,374,719
Hotels, Restaurants & Leisure - 6.4%
Aramark Services Inc 5% 2/1/2028 (d)(g)	830,000	823,902
Boyd Gaming Corp 4.75% 12/1/2027 (g)	650,000	644,094
Caesars Entertainment Inc 6.5% 2/15/2032 (d)	755,000	774,014
Carnival Corp 5.75% 3/15/2030 (d)	300,000	307,546
Carnival Corp 5.75% 8/1/2032 (d)	205,000	208,587
Carnival Corp 5.875% 6/15/2031 (d)	495,000	507,447
Carnival Corp 6.125% 2/15/2033 (d)	2,445,000	2,510,744
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co Inc 4.625% 1/15/2029 (d)	135,000	129,053
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co Inc 6.75% 1/15/2030 (d)	410,000	385,585
Hilton Domestic Operating Co Inc 3.625% 2/15/2032 (d)	565,000	515,714
Hilton Domestic Operating Co Inc 4% 5/1/2031 (d)	1,305,000	1,229,360
Hilton Domestic Operating Co Inc 5.75% 9/15/2033 (d)	305,000	307,515
Hilton Domestic Operating Co Inc 5.875% 4/1/2029 (d)	1,085,000	1,104,861
Hilton Grand Vacations Borrower LLC / Hilton Grand Vacations Borrower Inc 5% 6/1/2029 (d)	590,000	570,637
Hilton Grand Vacations Borrower LLC / Hilton Grand Vacations Borrower Inc 6.625% 1/15/2032 (d)	400,000	408,158
Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp 4.875% 4/1/2027	211,000	210,440
Life Time Inc 6% 11/15/2031 (d)(g)	575,000	581,116
Royal Caribbean Cruises Ltd 5.5% 4/1/2028 (d)	1,345,000	1,369,010
Royal Caribbean Cruises Ltd 6.25% 3/15/2032 (d)	215,000	221,897
Wyndham Hotels & Resorts Inc 4.375% 8/15/2028 (d)	652,000	636,556
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp 5.25% 5/15/2027 (d)	450,000	450,300
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp 6.25% 3/15/2033 (d)(g)	280,000	283,445
Yum! Brands Inc 3.625% 3/15/2031	1,760,000	1,633,115
Yum! Brands Inc 4.625% 1/31/2032	750,000	724,969
		16,538,065
Household Durables - 1.5%
Century Communities Inc 3.875% 8/15/2029 (d)	215,000	200,272
LGI Homes Inc 7% 11/15/2032 (d)(g)	855,000	833,843
LGI Homes Inc 8.75% 12/15/2028 (d)	190,000	199,021
Somnigroup International Inc 3.875% 10/15/2031 (d)	1,075,000	983,459
TopBuild Corp 4.125% 2/15/2032 (d)	720,000	671,044
Whirlpool Corp 6.125% 6/15/2030	140,000	141,556
Whirlpool Corp 6.5% 6/15/2033	755,000	760,277
		3,789,472
Specialty Retail - 1.2%
Advance Auto Parts Inc 7% 8/1/2030 (d)	255,000	261,663
Asbury Automotive Group Inc 4.625% 11/15/2029 (d)(g)	290,000	281,644
Asbury Automotive Group Inc 5% 2/15/2032 (d)(g)	325,000	312,452
Bath & Body Works Inc 6.625% 10/1/2030 (d)	565,000	580,024
Bath & Body Works Inc 6.875% 11/1/2035	580,000	604,076
Group 1 Automotive Inc 6.375% 1/15/2030 (d)(g)	750,000	768,463
LBM Acquisition LLC 9.5% 6/15/2031 (d)	180,000	188,643
		2,996,965
Textiles, Apparel & Luxury Goods - 0.4%
Crocs Inc 4.125% 8/15/2031 (d)	740,000	664,281
Levi Strauss & Co 3.5% 3/1/2031 (d)(g)	365,000	336,760
		1,001,041
TOTAL CONSUMER DISCRETIONARY		31,930,968

Consumer Staples - 3.7%
Consumer Staples Distribution & Retail - 2.1%
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 3.5% 3/15/2029 (d)	1,200,000	1,140,917
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 4.625% 1/15/2027 (d)	250,000	248,478
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 4.875% 2/15/2030 (d)(g)	515,000	507,193
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 6.5% 2/15/2028 (d)	320,000	326,098
C&S Group Enterprises LLC 5% 12/15/2028 (d)	200,000	181,849
Performance Food Group Inc 4.25% 8/1/2029 (d)	530,000	513,238
Performance Food Group Inc 6.125% 9/15/2032 (d)(g)	745,000	762,520
US Foods Inc 4.625% 6/1/2030 (d)	785,000	765,574
US Foods Inc 5.75% 4/15/2033 (d)(g)	685,000	687,237
US Foods Inc 7.25% 1/15/2032 (d)	180,000	188,999
		5,322,103
Food Products - 1.2%
Darling Ingredients Inc 5.25% 4/15/2027 (d)	380,000	379,122
Darling Ingredients Inc 6% 6/15/2030 (d)	625,000	631,778
Fiesta Purchaser Inc 9.625% 9/15/2032 (d)	235,000	252,486
Lamb Weston Holdings Inc 4.375% 1/31/2032 (d)	1,030,000	968,927
Pilgrim's Pride Corp 3.5% 3/1/2032	640,000	578,313
Pilgrim's Pride Corp 4.25% 4/15/2031 (g)	320,000	308,113
		3,118,739
Household Products - 0.2%
Central Garden & Pet Co 4.125% 4/30/2031 (d)(g)	550,000	512,531
Resideo Funding Inc 6.5% 7/15/2032 (d)	125,000	127,635
		640,166
Personal Care Products - 0.2%
BellRing Brands Inc 7% 3/15/2030 (d)	600,000	620,562
TOTAL CONSUMER STAPLES		9,701,570

Energy - 10.5%
Energy Equipment & Services - 0.9%
Archrock Partners LP / Archrock Partners Finance Corp 6.625% 9/1/2032 (d)	620,000	635,554
Kodiak Gas Services LLC 7.25% 2/15/2029 (d)	320,000	330,995
Nabors Industries Inc 7.375% 5/15/2027 (d)	255,000	259,250
Nabors Industries Inc 9.125% 1/31/2030 (d)	130,000	133,215
Transocean Inc 8% 2/1/2027 (d)	305,000	304,462
Transocean Inc 8.25% 5/15/2029 (d)	455,000	440,110
Valaris Ltd 8.375% 4/30/2030 (d)	280,000	291,504
		2,395,090
Oil, Gas & Consumable Fuels - 9.6%
Antero Midstream Partners LP / Antero Midstream Finance Corp 5.75% 3/1/2027 (d)(g)	1,000,000	999,757
APA Corp 4.25% 1/15/2030 (d)	124,000	119,929
California Resources Corp 8.25% 6/15/2029 (d)	495,000	511,422
CNX Midstream Partners LP 4.75% 4/15/2030 (d)	710,000	673,493
CNX Resources Corp 7.25% 3/1/2032 (d)(g)	320,000	332,047
CQP Holdco LP / BIP-V Chinook Holdco LLC 5.5% 6/15/2031 (d)	380,000	374,777
CQP Holdco LP / BIP-V Chinook Holdco LLC 7.5% 12/15/2033 (d)	960,000	1,029,534
CVR Energy Inc 8.5% 1/15/2029 (d)	460,000	464,956
Delek Logistics Partners LP / Delek Logistics Finance Corp 7.375% 6/30/2033 (d)	330,000	330,214
Delek Logistics Partners LP / Delek Logistics Finance Corp 8.625% 3/15/2029 (d)	845,000	883,285
Energy Transfer LP 6.5% 2/15/2056 (c)	385,000	382,491
Energy Transfer LP 6.75% 2/15/2056 (c)	130,000	129,362
EQT Corp 7.5% 6/1/2027 (d)	355,000	361,495
Harvest Midstream I LP 7.5% 5/15/2032 (d)	860,000	885,467
Hess Midstream Operations LP 5.125% 6/15/2028 (d)	580,000	578,710
Hess Midstream Operations LP 6.5% 6/1/2029 (d)	1,155,000	1,194,224
Hilcorp Energy I LP / Hilcorp Finance Co 6% 2/1/2031 (d)	105,000	101,035
Hilcorp Energy I LP / Hilcorp Finance Co 6.25% 4/15/2032 (d)	405,000	387,713
Hilcorp Energy I LP / Hilcorp Finance Co 8.375% 11/1/2033 (d)	125,000	130,524
Howard Midstream Energy Partners LLC 6.625% 1/15/2034 (d)	290,000	294,738
Howard Midstream Energy Partners LLC 7.375% 7/15/2032 (d)	365,000	380,629
Kinetik Holdings LP 5.875% 6/15/2030 (d)(g)	370,000	373,169
Kinetik Holdings LP 6.625% 12/15/2028 (d)	565,000	581,282
Matador Resources Co 6.25% 4/15/2033 (d)	510,000	513,770
Matador Resources Co 6.5% 4/15/2032 (d)	385,000	390,613
Murphy Oil Corp 6% 10/1/2032 (g)	265,000	258,085
Murphy Oil USA Inc 3.75% 2/15/2031 (d)(g)	695,000	643,425
Northern Oil & Gas Inc 8.125% 3/1/2028 (d)	505,000	508,809
Northern Oil & Gas Inc 8.75% 6/15/2031 (d)	495,000	508,529
PBF Holding Co LLC / PBF Finance Corp 7.875% 9/15/2030 (d)(g)	755,000	731,059
PBF Holding Co LLC / PBF Finance Corp 9.875% 3/15/2030 (d)	890,000	918,871
Permian Resources Operating LLC 5.875% 7/1/2029 (d)	230,000	230,000
Permian Resources Operating LLC 6.25% 2/1/2033 (d)	635,000	646,814
Permian Resources Operating LLC 7% 1/15/2032 (d)	630,000	653,190
Rockies Express Pipeline LLC 4.8% 5/15/2030 (d)	425,000	413,823
Rockies Express Pipeline LLC 6.75% 3/15/2033 (d)	145,000	151,464
Rockies Express Pipeline LLC 6.875% 4/15/2040 (d)	110,000	110,746
Rockies Express Pipeline LLC 7.5% 7/15/2038 (d)	245,000	252,818
Sunoco LP / Sunoco Finance Corp 4.5% 4/30/2030	105,000	101,469
Sunoco LP / Sunoco Finance Corp 4.5% 5/15/2029 (g)	645,000	628,709
Sunoco LP / Sunoco Finance Corp 5.875% 3/15/2028	105,000	105,368
Sunoco LP / Sunoco Finance Corp 6% 4/15/2027	700,000	700,564
Sunoco LP 6.25% 7/1/2033 (d)	245,000	250,396
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp 6% 12/31/2030 (d)	675,000	665,009
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp 6% 3/1/2027 (d)	126,000	125,841
Venture Global Calcasieu 3.875% 11/1/2033 (d)(g)	145,000	129,167
Venture Global Calcasieu 3.875% 8/15/2029 (d)	220,000	210,912
Venture Global LNG Inc 7% 1/15/2030 (d)(g)	220,000	226,698
Venture Global LNG Inc 8.125% 6/1/2028 (d)	550,000	569,912
Venture Global LNG Inc 8.375% 6/1/2031 (d)(g)	440,000	461,638
Venture Global Plaquemines LNG LLC 6.5% 1/15/2034 (d)	500,000	521,984
Venture Global Plaquemines LNG LLC 6.75% 1/15/2036 (d)	505,000	529,972
Venture Global Plaquemines LNG LLC 7.5% 5/1/2033 (d)	590,000	647,155
Venture Global Plaquemines LNG LLC 7.75% 5/1/2035 (d)	580,000	645,798
		24,952,861
TOTAL ENERGY		27,347,951

Financials - 8.0%
Banks - 0.0%
Western Alliance Bancorp 3% 6/15/2031 (c)	105,000	99,712
Capital Markets - 1.0%
Jane Street Group / JSG Finance Inc 4.5% 11/15/2029 (d)(g)	675,000	651,924
Jane Street Group / JSG Finance Inc 6.125% 11/1/2032 (d)	545,000	547,519
Jane Street Group / JSG Finance Inc 6.75% 5/1/2033 (d)	350,000	361,674
Jefferies Finance LLC / JFIN Co-Issuer Corp 6.625% 10/15/2031 (d)	255,000	255,704
VFH Parent LLC / Valor Co-Issuer Inc 7.5% 6/15/2031 (d)	730,000	766,258
		2,583,079
Consumer Finance - 1.8%
Ford Motor Credit Co LLC 2.7% 8/10/2026 (g)	600,000	587,982
Navient Corp 6.75% 6/15/2026	640,000	646,989
OneMain Finance Corp 3.5% 1/15/2027	675,000	660,585
OneMain Finance Corp 6.125% 5/15/2030	305,000	309,358
OneMain Finance Corp 6.625% 5/15/2029	240,000	246,789
OneMain Finance Corp 7.125% 11/15/2031	120,000	124,676
OneMain Finance Corp 7.125% 3/15/2026	109,000	110,200
OneMain Finance Corp 7.125% 9/15/2032	625,000	650,788
OneMain Finance Corp 7.5% 5/15/2031	440,000	461,250
OneMain Finance Corp 7.875% 3/15/2030	410,000	433,773
PRA Group Inc 5% 10/1/2029 (d)(g)	555,000	521,487
		4,753,877
Financial Services - 4.0%
Block Inc 2.75% 6/1/2026	180,000	176,950
Block Inc 3.5% 6/1/2031 (g)	325,000	300,237
Block Inc 5.625% 8/15/2030 (d)	240,000	245,328
Block Inc 6% 8/15/2033 (d)	190,000	195,064
Block Inc 6.5% 5/15/2032	1,000,000	1,036,129
Icahn Enterprises LP / Icahn Enterprises Finance Corp 10% 11/15/2029 (d)	705,000	697,868
Icahn Enterprises LP / Icahn Enterprises Finance Corp 6.25% 5/15/2026	506,000	505,161
Icahn Enterprises LP / Icahn Enterprises Finance Corp 9.75% 1/15/2029	500,000	497,050
Nationstar Mortgage Holdings Inc 6.5% 8/1/2029 (d)	355,000	363,451
NFE Financing LLC 12% 11/15/2029 (d)	217,010	79,751
PennyMac Financial Services Inc 6.75% 2/15/2034 (d)	640,000	644,367
PennyMac Financial Services Inc 6.875% 5/15/2032 (d)	500,000	511,918
Rocket Cos Inc 6.125% 8/1/2030 (d)	755,000	776,857
Rocket Cos Inc 6.375% 8/1/2033 (d)	1,005,000	1,042,914
Rocket Mortgage LLC / Rocket Mortgage Co-Issuer Inc 3.625% 3/1/2029 (d)	680,000	648,285
Shift4 Payments LLC / Shift4 Payments Finance Sub Inc 6.75% 8/15/2032 (d)	320,000	331,797
UWM Holdings LLC 6.625% 2/1/2030 (d)	740,000	751,742
Walker & Dunlop Inc 6.625% 4/1/2033 (d)	245,000	254,900
WEX Inc 6.5% 3/15/2033 (d)	630,000	644,593
Windstream Services LLC / Windstream Escrow Finance Corp 8.25% 10/1/2031 (d)	475,000	494,084
		10,198,446
Insurance - 1.0%
APH Somerset Investor 2 LLC / APH2 Somerset Investor 2 LLC / APH3 Somerset Inves 7.875% 11/1/2029 (d)	1,010,000	1,048,160
Athene Holding Ltd 6.875% 6/28/2055 (c)	630,000	634,996
Ryan Specialty LLC 4.375% 2/1/2030 (d)	265,000	256,123
Ryan Specialty LLC 5.875% 8/1/2032 (d)	630,000	634,309
		2,573,588
Mortgage Real Estate Investment Trusts (REITs) - 0.2%
Starwood Property Trust Inc 6.5% 7/1/2030 (d)	615,000	638,299
TOTAL FINANCIALS		20,847,001

Health Care - 6.0%
Health Care Equipment & Supplies - 1.5%
Avantor Funding Inc 3.875% 11/1/2029 (d)	500,000	475,075
Avantor Funding Inc 4.625% 7/15/2028 (d)	605,000	595,433
Hologic Inc 3.25% 2/15/2029 (d)	560,000	535,005
Hologic Inc 4.625% 2/1/2028 (d)	85,000	84,172
Medline Borrower LP 3.875% 4/1/2029 (d)	580,000	556,943
Medline Borrower LP/Medline Co-Issuer Inc 6.25% 4/1/2029 (d)	690,000	708,834
Teleflex Inc 4.25% 6/1/2028 (d)	780,000	764,141
		3,719,603
Health Care Providers & Services - 3.3%
Acadia Healthcare Co Inc 5% 4/15/2029 (d)(g)	390,000	381,189
Acadia Healthcare Co Inc 7.375% 3/15/2033 (d)	245,000	255,139
Centene Corp 2.5% 3/1/2031	575,000	489,939
CVS Health Corp 6.75% 12/10/2054 (c)	400,000	405,483
CVS Health Corp 7% 3/10/2055 (c)	875,000	910,970
DaVita Inc 4.625% 6/1/2030 (d)	320,000	308,072
DaVita Inc 6.75% 7/15/2033 (d)	950,000	984,607
DaVita Inc 6.875% 9/1/2032 (d)(g)	240,000	248,287
Molina Healthcare Inc 3.875% 5/15/2032 (d)	740,000	661,652
Molina Healthcare Inc 6.25% 1/15/2033 (d)	855,000	861,081
Tenet Healthcare Corp 4.375% 1/15/2030 (g)	255,000	247,623
Tenet Healthcare Corp 4.625% 6/15/2028	1,710,000	1,690,595
Tenet Healthcare Corp 5.125% 11/1/2027	980,000	977,154
		8,421,791
Health Care Technology - 0.6%
IQVIA Inc 5% 5/15/2027 (d)	380,000	378,467
IQVIA Inc 6.25% 6/1/2032 (d)	1,250,000	1,288,521
		1,666,988
Life Sciences Tools & Services - 0.2%
Charles River Laboratories International Inc 3.75% 3/15/2029 (d)	595,000	564,085
Charles River Laboratories International Inc 4.25% 5/1/2028 (d)	75,000	73,243
		637,328
Pharmaceuticals - 0.4%
Jazz Securities DAC 4.375% 1/15/2029 (d)	520,000	509,052
Organon & Co / Organon Foreign Debt Co-Issuer BV 4.125% 4/30/2028 (d)(g)	265,000	253,776
Organon & Co / Organon Foreign Debt Co-Issuer BV 5.125% 4/30/2031 (d)(g)	355,000	304,194
		1,067,022
TOTAL HEALTH CARE		15,512,732

Industrials - 12.1%
Aerospace & Defense - 2.0%
Axon Enterprise Inc 6.125% 3/15/2030 (d)	315,000	323,638
Axon Enterprise Inc 6.25% 3/15/2033 (d)	290,000	299,776
BWX Technologies Inc 4.125% 4/15/2029 (d)	420,000	404,206
BWX Technologies Inc 4.125% 6/30/2028 (d)	495,000	483,569
Moog Inc 4.25% 12/15/2027 (d)	730,000	718,586
TransDigm Inc 6% 1/15/2033 (d)	1,445,000	1,461,224
TransDigm Inc 6.25% 1/31/2034 (d)(g)	85,000	87,214
TransDigm Inc 6.375% 3/1/2029 (d)	1,105,000	1,131,335
TransDigm Inc 6.75% 8/15/2028 (d)	365,000	372,300
		5,281,848
Air Freight & Logistics - 0.4%
Rand Parent LLC 8.5% 2/15/2030 (d)(g)	1,005,000	1,041,533
Building Products - 2.0%
Advanced Drainage Systems Inc 5% 9/30/2027 (d)	940,000	933,320
Advanced Drainage Systems Inc 6.375% 6/15/2030 (d)	195,000	198,881
Builders FirstSource Inc 4.25% 2/1/2032 (d)(g)	980,000	921,122
Builders FirstSource Inc 6.75% 5/15/2035 (d)	500,000	521,427
EMRLD Borrower LP / Emerald Co-Issuer Inc 6.625% 12/15/2030 (d)	645,000	662,432
JH North America Holdings Inc 6.125% 7/31/2032 (d)	630,000	639,434
Masterbrand Inc 7% 7/15/2032 (d)	525,000	543,849
Standard Building Solutions Inc 6.25% 8/1/2033 (d)	255,000	260,256
Standard Building Solutions Inc 6.5% 8/15/2032 (d)	370,000	381,881
Standard Industries Inc/NY 4.375% 7/15/2030 (d)(g)	265,000	253,944
		5,316,546
Commercial Services & Supplies - 2.5%
ADT Security Corp/The 4.125% 8/1/2029 (d)	130,000	125,665
Artera Services LLC 8.5% 2/15/2031 (d)	475,000	415,071
Brand Industrial Services Inc 10.375% 8/1/2030 (d)	420,000	412,350
Clean Harbors Inc 5.125% 7/15/2029 (d)	405,000	401,295
Clean Harbors Inc 6.375% 2/1/2031 (d)	425,000	435,519
CoreCivic Inc 8.25% 4/15/2029	355,000	375,721
GEO Group Inc/The 10.25% 4/15/2031	225,000	248,034
GEO Group Inc/The 8.625% 4/15/2029	355,000	375,651
GFL Environmental Inc 6.75% 1/15/2031 (d)	1,195,000	1,247,500
Neptune Bidco US Inc 9.29% 4/15/2029 (d)	815,000	808,888
OT Midco Inc 10% 2/15/2030 (d)	200,000	136,645
Prime Security Services Borrower LLC / Prime Finance Inc 3.375% 8/31/2027 (d)	390,000	377,814
Waste Pro USA Inc 7% 2/1/2033 (d)	365,000	381,655
Williams Scotsman Inc 6.625% 4/15/2030 (d)	615,000	636,571
		6,378,379
Construction & Engineering - 0.5%
AECOM 6% 8/1/2033 (d)	890,000	908,383
Dycom Industries Inc 4.5% 4/15/2029 (d)	390,000	380,444
		1,288,827
Electrical Equipment - 0.4%
Sensata Technologies BV 4% 4/15/2029 (d)	370,000	354,396
Vertiv Group Corp 4.125% 11/15/2028 (d)	390,000	380,692
WESCO Distribution Inc 6.375% 3/15/2033 (d)	370,000	383,770
		1,118,858
Ground Transportation - 0.4%
Genesee & Wyoming Inc 6.25% 4/15/2032 (d)	345,000	350,796
XPO Inc 6.25% 6/1/2028 (d)	350,000	356,078
XPO Inc 7.125% 2/1/2032 (d)	295,000	309,413
		1,016,287
Industrial Conglomerates - 0.3%
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp 4.25% 2/1/2027 (d)(g)	765,000	752,463
Machinery - 0.5%
Allison Transmission Inc 3.75% 1/30/2031 (d)	605,000	558,375
Enpro Inc 6.125% 6/1/2033 (d)	375,000	382,656
Esab Corp 6.25% 4/15/2029 (d)	415,000	426,709
		1,367,740
Passenger Airlines - 0.6%
American Airlines Inc 7.25% 2/15/2028 (d)(g)	150,000	153,890
American Airlines Inc 8.5% 5/15/2029 (d)	195,000	204,349
United Airlines Inc 4.375% 4/15/2026 (d)	1,080,000	1,076,462
		1,434,701
Professional Services - 1.1%
Amentum Holdings Inc 7.25% 8/1/2032 (d)(g)	720,000	750,926
Booz Allen Hamilton Inc 3.875% 9/1/2028 (d)	655,000	639,845
CACI International Inc 6.375% 6/15/2033 (d)	485,000	500,250
TriNet Group Inc 3.5% 3/1/2029 (d)	295,000	276,215
TriNet Group Inc 7.125% 8/15/2031 (d)(g)	585,000	608,327
		2,775,563
Trading Companies & Distributors - 1.4%
FTAI Aviation Investors LLC 5.875% 4/15/2033 (d)(g)	365,000	365,712
FTAI Aviation Investors LLC 7% 6/15/2032 (d)	460,000	480,082
FTAI Aviation Investors LLC 7.875% 12/1/2030 (d)	275,000	292,312
Herc Holdings Inc 7% 6/15/2030 (d)	490,000	509,969
Herc Holdings Inc 7.25% 6/15/2033 (d)(g)	355,000	372,390
QXO Building Products Inc 6.75% 4/30/2032 (d)	365,000	376,974
United Rentals North America Inc 3.75% 1/15/2032 (g)	465,000	428,573
United Rentals North America Inc 6.125% 3/15/2034 (d)(g)	680,000	704,330
		3,530,342
TOTAL INDUSTRIALS		31,303,087

Information Technology - 5.4%
Electronic Equipment, Instruments & Components - 1.2%
Coherent Corp 5% 12/15/2029 (d)	1,165,000	1,144,910
Insight Enterprises Inc 6.625% 5/15/2032 (d)	245,000	252,243
Lightning Power LLC 7.25% 8/15/2032 (d)	600,000	636,511
Sensata Technologies Inc 3.75% 2/15/2031 (d)	225,000	206,804
TTM Technologies Inc 4% 3/1/2029 (d)	795,000	760,535
		3,001,003
IT Services - 1.4%
Acuris Finance US Inc / Acuris Finance SARL 5% 5/1/2028 (d)	135,000	131,367
ASGN Inc 4.625% 5/15/2028 (d)	1,045,000	1,022,741
CoreWeave Inc 9% 2/1/2031 (d)	330,000	326,699
CoreWeave Inc 9.25% 6/1/2030 (d)	520,000	521,864
Gartner Inc 3.625% 6/15/2029 (d)	100,000	95,480
Gartner Inc 3.75% 10/1/2030 (d)	265,000	249,340
Go Daddy Operating Co LLC / GD Finance Co Inc 3.5% 3/1/2029 (d)	750,000	710,548
Go Daddy Operating Co LLC / GD Finance Co Inc 5.25% 12/1/2027 (d)	700,000	697,211
		3,755,250
Semiconductors & Semiconductor Equipment - 0.8%
Entegris Inc 3.625% 5/1/2029 (d)(g)	805,000	758,779
Entegris Inc 4.375% 4/15/2028 (d)(g)	645,000	627,140
ON Semiconductor Corp 3.875% 9/1/2028 (d)	310,000	301,232
Qorvo Inc 4.375% 10/15/2029 (g)	475,000	465,234
		2,152,385
Software - 1.3%
Crowdstrike Holdings Inc 3% 2/15/2029 (g)	405,000	381,687
Elastic NV 4.125% 7/15/2029 (d)	1,060,000	1,018,620
Fair Isaac Corp 4% 6/15/2028 (d)	915,000	891,477
Fair Isaac Corp 6% 5/15/2033 (d)(g)	630,000	638,453
Gen Digital Inc 6.25% 4/1/2033 (d)	370,000	380,472
		3,310,709
Technology Hardware, Storage & Peripherals - 0.7%
Seagate Data Storage Technology Pte Ltd 5.75% 12/1/2034 (d)	300,000	291,376
Seagate Data Storage Technology Pte Ltd 5.875% 7/15/2030 (d)	325,000	328,877
Seagate Data Storage Technology Pte Ltd 8.25% 12/15/2029 (d)	1,225,000	1,301,189
		1,921,442
TOTAL INFORMATION TECHNOLOGY		14,140,789

Materials - 7.2%
Chemicals - 2.1%
Axalta Coating Systems Dutch Holding B BV 7.25% 2/15/2031 (d)	120,000	126,288
Axalta Coating Systems LLC / Axalta Coating Systems Dutch Holding B BV 4.75% 6/15/2027 (d)	505,000	502,657
Axalta Coating Systems LLC 3.375% 2/15/2029 (d)	265,000	250,340
Celanese US Holdings LLC 6.5% 4/15/2030 (g)	295,000	297,688
Celanese US Holdings LLC 6.75% 4/15/2033 (g)	615,000	619,437
Chemours Co/The 4.625% 11/15/2029 (d)	675,000	602,738
Chemours Co/The 5.75% 11/15/2028 (d)(g)	650,000	625,894
Methanex US Operations Inc 6.25% 3/15/2032 (d)(g)	620,000	625,623
Olin Corp 5% 2/1/2030 (g)	134,000	130,065
Olin Corp 6.625% 4/1/2033 (d)	640,000	639,171
Tronox Inc 4.625% 3/15/2029 (d)(g)	265,000	195,631
WR Grace Holdings LLC 4.875% 6/15/2027 (d)	270,000	267,828
WR Grace Holdings LLC 6.625% 8/15/2032 (d)	540,000	538,488
		5,421,848
Construction Materials - 0.7%
Quikrete Holdings Inc 6.375% 3/1/2032 (d)	740,000	763,200
Smyrna Ready Mix Concrete LLC 8.875% 11/15/2031 (d)	975,000	1,040,093
		1,803,293
Containers & Packaging - 2.8%
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC 3.25% 9/1/2028 (d)	575,000	543,411
Ball Corp 2.875% 8/15/2030	905,000	818,687
Ball Corp 3.125% 9/15/2031 (g)	855,000	770,679
Ball Corp 5.5% 9/15/2033	385,000	389,650
Ball Corp 6% 6/15/2029	450,000	460,482
Clydesdale Acquisition Holdings Inc 6.75% 4/15/2032 (d)	370,000	380,162
Clydesdale Acquisition Holdings Inc 6.875% 1/15/2030 (d)	840,000	863,604
Crown Americas LLC / Crown Americas Capital Corp 5.875% 6/1/2033 (d)	1,140,000	1,153,116
Graphic Packaging International LLC 3.75% 2/1/2030 (d)	380,000	356,874
Graphic Packaging International LLC 6.375% 7/15/2032 (d)	500,000	508,024
Sealed Air Corp 5% 4/15/2029 (d)	230,000	228,126
Sealed Air Corp 6.875% 7/15/2033 (d)	340,000	367,295
Sealed Air Corp/Sealed Air Corp US 7.25% 2/15/2031 (d)	310,000	326,368
		7,166,478
Metals & Mining - 1.6%
Alcoa Nederland Holding BV 7.125% 3/15/2031 (d)	85,000	89,651
Alumina Pty Ltd 6.375% 9/15/2032 (d)	755,000	769,994
Cleveland-Cliffs Inc 4.875% 3/1/2031 (d)	390,000	356,577
Cleveland-Cliffs Inc 7% 3/15/2032 (d)(g)	985,000	979,235
Cleveland-Cliffs Inc 7.5% 9/15/2031 (d)	370,000	375,083
Commercial Metals Co 3.875% 2/15/2031	375,000	348,093
Commercial Metals Co 4.375% 3/15/2032	300,000	281,026
Kaiser Aluminum Corp 4.625% 3/1/2028 (d)(g)	630,000	619,242
Novelis Corp 3.875% 8/15/2031 (d)	280,000	253,931
Novelis Corp 6.875% 1/30/2030 (d)(g)	120,000	124,514
		4,197,346
TOTAL MATERIALS		18,588,965

Real Estate - 2.3%
Hotel & Resort REITs - 0.6%
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co-Issuer 4.875% 5/15/2029 (d)(g)	635,000	618,084
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co-Issuer 7% 2/1/2030 (d)(g)	270,000	278,797
RHP Hotel Properties LP / RHP Finance Corp 6.5% 4/1/2032 (d)(g)	365,000	375,148
RHP Hotel Properties LP / RHP Finance Corp 6.5% 6/15/2033 (d)	370,000	382,162
		1,654,191
Real Estate Management & Development - 0.5%
Howard Hughes Corp/The 4.375% 2/1/2031 (d)	810,000	754,421
Taylor Morrison Communities Inc 5.75% 1/15/2028 (d)(g)	500,000	506,302
		1,260,723
Specialized REITs - 1.2%
Iron Mountain Inc 4.875% 9/15/2027 (d)	125,000	124,201
Iron Mountain Inc 4.875% 9/15/2029 (d)(g)	385,000	378,436
Iron Mountain Inc 6.25% 1/15/2033 (d)	370,000	378,618
Millrose Properties Inc 6.375% 8/1/2030 (d)	640,000	645,760
SBA Communications Corp 3.125% 2/1/2029 (g)	1,345,000	1,263,991
SBA Communications Corp 3.875% 2/15/2027	255,000	250,664
		3,041,670
TOTAL REAL ESTATE		5,956,584

Utilities - 3.9%
Electric Utilities - 3.4%
Clearway Energy Operating LLC 3.75% 1/15/2032 (d)	110,000	99,025
Clearway Energy Operating LLC 3.75% 2/15/2031 (d)	675,000	620,869
Clearway Energy Operating LLC 4.75% 3/15/2028 (d)	145,000	143,384
Edison International 7.875% 6/15/2054 (c)(g)	203,000	200,678
Edison International 8.125% 6/15/2053 (c)	100,000	100,036
NRG Energy Inc 5.25% 6/15/2029 (d)	626,000	624,143
NRG Energy Inc 5.75% 1/15/2028	659,000	661,088
NRG Energy Inc 6% 2/1/2033 (d)	380,000	385,116
NRG Energy Inc 6.25% 11/1/2034 (d)	875,000	897,091
PG&E Corp 5% 7/1/2028	255,000	252,096
PG&E Corp 7.375% 3/15/2055 (c)	1,235,000	1,225,595
Vistra Operations Co LLC 5% 7/31/2027 (d)	1,000,000	997,300
Vistra Operations Co LLC 5.5% 9/1/2026 (d)(g)	1,022,000	1,020,507
Vistra Operations Co LLC 5.625% 2/15/2027 (d)	480,000	480,194
Vistra Operations Co LLC 6.875% 4/15/2032 (d)	145,000	152,178
Vistra Operations Co LLC 7.75% 10/15/2031 (d)	355,000	377,181
XPLR Infrastructure Operating Partners LP 7.25% 1/15/2029 (d)(g)	375,000	383,001
XPLR Infrastructure Operating Partners LP 8.375% 1/15/2031 (d)(g)	215,000	224,832
		8,844,314
Independent Power and Renewable Electricity Producers - 0.2%
Sunnova Energy Corp 5.875% (d)(h)	130,000	390
TerraForm Power Operating LLC 5% 1/31/2028 (d)	514,000	509,617
		510,007
Multi-Utilities - 0.3%
Sempra 6.375% 4/1/2056 (c)	645,000	650,196
TOTAL UTILITIES		10,004,517

TOTAL UNITED STATES		194,163,727
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $221,755,797)		224,679,433

Preferred Securities - 3.9%
	Principal Amount (a)	Value ($)
FRANCE - 0.2%
Financials - 0.2%
Banks - 0.2%
BNP Paribas SA 7.45% (c)(d)(i)	385,000	397,150
SWITZERLAND - 0.0%
Financials - 0.0%
Capital Markets - 0.0%
UBS Group AG 7% (c)(d)(i)	200,000	203,719
UNITED KINGDOM - 0.5%
Financials - 0.5%
Banks - 0.5%
Barclays PLC 7.625% (c)(i)	755,000	792,073
HSBC Holdings PLC 7.05% (c)(i)	500,000	524,285

TOTAL UNITED KINGDOM		1,316,358
UNITED STATES - 3.2%
Energy - 0.6%
Oil, Gas & Consumable Fuels - 0.6%
Energy Transfer LP Series G, 7.125% (c)(i)	865,000	905,907
Plains All American Pipeline LP CME Term SOFR 3 month Index + 4.3716%, 8.583% (b)(c)(i)	630,000	632,782
		1,538,689
Financials - 2.6%
Banks - 1.5%
Bank of America Corp 6.25% (c)(i)	1,020,000	1,027,670
BW Real Estate Inc 9.5% (c)(d)(i)	375,000	386,365
Citigroup Inc 6.75% (c)(i)	564,000	570,329
Citigroup Inc 6.875% (c)(i)	635,000	650,947
Citigroup Inc 7.125% (c)(i)	430,000	441,655
JPMorgan Chase & Co 6.5% (c)(i)	490,000	508,632
Wells Fargo & Co 7.625% (c)(g)(i)	270,000	292,729
		3,878,327
Capital Markets - 0.5%
Charles Schwab Corp/The 4% (c)(g)(i)	635,000	586,877
Goldman Sachs Group Inc/The 6.85% (c)(i)	690,000	713,438
		1,300,315
Consumer Finance - 0.6%
Ally Financial Inc 4.7% (c)(g)(i)	1,505,000	1,467,726
TOTAL FINANCIALS		6,646,368

Utilities - 0.0%
Electric Utilities - 0.0%
Edison International 5% (c)(i)	145,000	132,946
TOTAL UNITED STATES		8,318,003
TOTAL PREFERRED SECURITIES (Cost $10,000,630)		10,235,230

U.S. Treasury Obligations - 0.5%
	Yield (%) (j)	Principal Amount (a)	Value ($)
US Treasury Notes 4.125% 11/15/2032 (Cost $1,199,414)	4.40	1,220,000	1,233,630

Money Market Funds - 11.4%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (k)	4.36	7,178,821	7,180,257
Fidelity Securities Lending Cash Central Fund (k)(l)	4.36	22,473,548	22,475,795
TOTAL MONEY MARKET FUNDS (Cost $29,654,113)			29,656,052

TOTAL INVESTMENT IN SECURITIES - 107.7% (Cost $276,042,166)	279,599,512
NET OTHER ASSETS (LIABILITIES) - (7.7)%	(19,951,889)
NET ASSETS - 100.0%	259,647,623

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $187,683,600 or 72.3% of net assets.

(e)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(f)	A coupon rate of 0% signifies an unsettled loan. The coupon rate will be determined upon settlement of the loan after period end.
(g)	Security or a portion of the security is on loan at period end.
(h)	Non-income producing - Security is in default.
(i)	Security is perpetual in nature with no stated maturity date.
(j)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(k)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(l)	Investment made with cash collateral received from securities on loan.
Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	14,471,537	56,144,902	63,436,183	464,346	-	1	7,180,257	7,178,821	0.0%
Fidelity Securities Lending Cash Central Fund	12,364,537	148,050,489	137,939,231	53,493	-	-	22,475,795	22,473,548	0.1%
Total	26,836,074	204,195,391	201,375,414	517,839	-	1	29,656,052

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of August 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Asset-Backed Securities	1,023,948	-	1,023,948	-

Bank Loan Obligations
Communication Services	77,733	-	77,733	-
Consumer Discretionary	2,780,854	-	2,780,854	-
Consumer Staples	561,813	-	561,813	-
Energy	935,501	-	935,501	-
Financials	1,386,232	-	1,386,232	-
Health Care	1,833,487	-	1,833,487	-
Industrials	608,873	-	608,873	-
Information Technology	1,731,975	-	1,731,975	-
Materials	1,641,825	-	1,641,825	-
Utilities	414,162	-	414,162	-

Common Stocks
Energy	8,152	8,152	-	-

Convertible Corporate Bonds
Communication Services	790,612	-	790,612	-

Non-Convertible Corporate Bonds
Communication Services	14,054,742	-	14,054,742	-
Consumer Discretionary	37,276,387	-	37,276,387	-
Consumer Staples	9,786,957	-	9,786,957	-
Energy	31,977,462	-	31,977,462	-
Financials	24,299,718	-	24,299,718	-
Health Care	16,791,173	-	16,791,173	-
Industrials	31,442,537	-	31,442,537	-
Information Technology	16,549,085	-	16,549,085	-
Materials	23,771,712	-	23,771,712	-
Real Estate	5,956,584	-	5,956,584	-
Utilities	12,773,076	-	12,773,076	-

Preferred Securities
Energy	1,538,689	-	1,538,689	-
Financials	8,563,595	-	8,563,595	-
Utilities	132,946	-	132,946	-

U.S. Treasury Obligations	1,233,630	-	1,233,630	-

Money Market Funds	29,656,052	29,656,052	-	-
Total Investments in Securities:	279,599,512	29,664,204	249,935,308	-
Financial Statements
Statement of Assets and Liabilities
As of August 31, 2025
Assets
Investment in securities, at value (including securities loaned of $21,661,021) - See accompanying schedule:
Unaffiliated issuers (cost $246,388,053)	$249,943,460
Fidelity Central Funds (cost $29,654,113)	29,656,052

Total Investment in Securities (cost $276,042,166)		$279,599,512
Cash		7,206
Receivable for investments sold		722,695
Interest receivable		3,652,503
Distributions receivable from Fidelity Central Funds		32,812
Total assets		284,014,728
Liabilities
Payable for investments purchased	$1,888,558
Other payables and accrued expenses	2,752
Collateral on securities loaned	22,475,795
Total liabilities		24,367,105
Net Assets		$259,647,623
Net Assets consist of:
Paid in capital		$272,016,351
Total accumulated earnings (loss)		(12,368,728)
Net Assets		$259,647,623
Net Asset Value, offering price and redemption price per share ($259,647,623 ÷ 2,904,107 shares)		$89.41
Statement of Operations
Year ended August 31, 2025
Investment Income
Dividends		$331,803
Interest		13,884,438
Income from Fidelity Central Funds (including $53,493 from security lending)		517,839
Total income		14,734,080
Expenses
Custodian fees and expenses	$1,454
Independent trustees' fees and expenses	944
Total expenses before reductions	2,398
Expense reductions	(1,731)
Total expenses after reductions		667
Net Investment income (loss)		14,733,413
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(1,193,478)
Total net realized gain (loss)		(1,193,478)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	4,962,373
Fidelity Central Funds	1
Total change in net unrealized appreciation (depreciation)		4,962,374
Net gain (loss)		3,768,896
Net increase (decrease) in net assets resulting from operations		$18,502,309
Statement of Changes in Net Assets

	Year ended August 31, 2025	Year ended August 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$14,733,413	$20,705,587
Net realized gain (loss)	(1,193,478)	(7,896,168)
Change in net unrealized appreciation (depreciation)	4,962,374	21,766,379
Net increase (decrease) in net assets resulting from operations	18,502,309	34,575,798
Distributions to shareholders	(14,745,533)	(20,358,240)

Affiliated share transactions
Proceeds from sales of shares	-	75,000,000
Reinvestment of distributions	14,745,533	19,363,097
Cost of shares redeemed	-	(228,742,015)

Net increase (decrease) in net assets resulting from share transactions	14,745,533	(134,378,918)
Total increase (decrease) in net assets	18,502,309	(120,161,360)

Net Assets
Beginning of period	241,145,314	361,306,674
End of period	$259,647,623	$241,145,314

Other Information
Shares
Sold	-	886,194
Issued in reinvestment of distributions	167,500	227,078
Redeemed	-	(2,687,289)
Net increase (decrease)	167,500	(1,574,017)

Financial Highlights
Fidelity® Specialized High Income Central Fund

Years ended August 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$88.12	$83.82	$83.76	$100.89	$100.01
Income from Investment Operations
Net investment income (loss) A,B	5.240	5.075	4.570	4.198	4.670
Net realized and unrealized gain (loss)	1.293	4.164	(.039)	(13.727)	1.582
Total from investment operations	6.533	9.239	4.531	(9.529)	6.252
Distributions from net investment income	(5.243)	(4.939)	(4.471)	(4.181)	(4.623)
Distributions from net realized gain	-	-	-	(3.420)	(.749)
Total distributions	(5.243)	(4.939)	(4.471)	(7.601)	(5.372)
Net asset value, end of period	$89.41	$88.12	$83.82	$83.76	$100.89
Total Return C	7.67%	11.37%	5.56%	(9.98)%	6.46%
Ratios to Average Net Assets B,D,E
Expenses before reductions F	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any F	- %	-%	-%	-%	-%
Expenses net of all reductions, if any F	-%	-%	-%	-%	-%
Net investment income (loss)	5.97%	5.93%	5.48%	4.61%	4.67%
Supplemental Data
Net assets, end of period (000 omitted)	$259,648	$241,145	$361,307	$332,758	$361,517
Portfolio turnover rate G	58%	17% H	23%	23%	55%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
FAmount represents less than .005%.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
HPortfolio turnover rate excludes securities received or delivered in-kind.
Notes to Financial Statements

For the period ended August 31, 2025

1. Organization.
Fidelity Specialized High Income Central Fund (the Fund) is a fund of Fidelity Central Investment Portfolios LLC (the LLC) and is authorized to issue an unlimited number of shares. Shares of the Fund are only offered to other investment companies and accounts managed by Fidelity Management & Research Company LLC (FMR), or its affiliates (the Investing Funds). The LLC is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware Limited Liability Company.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Directors (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds, bank loan obligations, preferred securities and U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2025 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Paid in Kind (PIK) income is recorded at the fair market value of the securities received. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of August 31, 2025, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to prior period premium and discount on debt securities, partnerships, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$5,483,370
Gross unrealized depreciation	(1,900,509)
Net unrealized appreciation (depreciation)	$3,582,861
Tax Cost	$276,016,651

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$-
Capital loss carryforward	$(15,932,017)
Net unrealized appreciation (depreciation) on securities and other investments	$3,582,861

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Short-term	$(1,331,946)
Long-term	(14,600,071)
Total capital loss carryforward	$(15,932,017)

Due to large redemptions in a prior period, approximately $6,574,623 of the Fund's realized capital losses and some of its unrealized capital losses (to the extent realized) are subject to limitation. Due to this limitation, the Fund will only be permitted to use approximately $7,670,522 of those capital losses per year to offset capital gains.

The tax character of distributions paid was as follows:

	August 31, 2025	August 31, 2024
Ordinary Income	$14,745,533	$20,358,240

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

Loans and Other Direct Debt Instruments. Direct debt instruments are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate a fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment, participation, or may be made directly to a borrower. Such instruments are presented in the Bank Loan Obligations section in the Schedule of Investments. Certain funds may also invest in unfunded loan commitments, which are contractual obligations for future funding. Information regarding unfunded commitments is included at the end of the Schedule of Investments, if applicable.

New Accounting Pronouncements. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.

In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Specialized High Income Central Fund	155,179,045	134,539,911
5. Fees and Other Transactions with Affiliates.
Management Fee and Expense Contract. Fidelity Management & Research Company LLC (the investment adviser) provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's expense contract, the investment adviser also pays all other expenses of the Fund, excluding custody fees, the compensation of the independent Directors, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.

Prior Fiscal Year Affiliated Redemptions In-Kind. Shares that were redeemed in-kind for investments, including accrued interest and cash, if any, are shown in the table below; along with realized gain or loss on investments delivered through in-kind redemptions. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Total net realized gain or loss ($)	Total Proceeds ($)
Fidelity Specialized High Income Central Fund	2,687,289	(5,913,441)	228,742,015
6. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received, or for non-cash collateral, fees received from borrowers as compensation for the securities loaned. Securities lending income is reduced by any lending agent fees associated with the loan. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations as a component of interest. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Specialized High Income Central Fund	5,370	-	-
7. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $1,731.
8. Other.
A fund's organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.
9. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Central Investment Portfolios LLC and the Shareholders of Fidelity Specialized High Income Central Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Fidelity Specialized High Income Central Fund (the "Fund"), a fund of Fidelity Central Investment Portfolios LLC, including the schedule of investments, as of August 31, 2025, the related statement of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended, financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the "financial statements and financial highlights"). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of August 31, 2025, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of August 31, 2025, by correspondence with the custodian, brokers, and agent banks; when replies were not received from brokers or agent banks, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
October 10, 2025
We have served as the auditor of one or more of the Fidelity investment companies since 1999.
Distributions
 (Unaudited)

The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

A total of 0.71% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $14,609,262 of distributions paid in the calendar year 2024 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund designates $14,745,553 of distributions paid during the fiscal year ended 2025 as qualifying to be taxed as section 163(j) interest dividends.

The fund will notify shareholders in January 2026 of amounts for use in preparing 2025 income tax returns.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Specialized High Income Central Fund
Each year, the Board of Directors, including the Independent Directors (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Directors' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board, acting directly and through its Committees (each of which is composed of and chaired by Independent Directors), requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its May 2025 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. The Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Directors' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and the fact that no fee is payable under the management contract was fair and reasonable in light of all of the surrounding circumstances. The Board's decision to renew the Advisory Contracts was not based on any single factor and the factors may have been weighed differently by different Directors.
Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the fund, including the backgrounds and experience of investment personnel of the Investment Advisers, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Directors also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.
Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of the Investment Advisers' staff, such as size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity's analysts have extensive resources, tools, and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties, and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, and to transmit new information and research conclusions rapidly. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory and administrative services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures, including with respect to liquidity risk management. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, and the use of "soft" commission dollars to pay for research services. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending under a separate agreement.
Investment Performance. The Board reviewed the fund's absolute investment performance, as well as the fund's relative investment performance, and considered the fund's underperformance for different time periods ended February 28, 2025. The Board noted that the fund is not publicly offered as a stand-alone investment product. In this regard, the Board noted that the fund is designed to offer a liquid investment option for other investment companies managed by Fidelity and ultimately to enhance the performance of those investment companies.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board considered that while the fund does not pay a management fee, FMR receives fees for providing services to funds that invest in the fund. The Board also noted that FMR bears all expenses of the fund with certain limited exceptions (i.e., custody fees, interest, taxes, fees and expenses of the Independent Directors, proxy and shareholder meeting expenses, and extraordinary expenses). The Board further noted that the fund pays its non-operating expenses, including brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable. Based on its review, the Board concluded that the management fee received for providing services to the fund and the fund's total expense ratio were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the level of Fidelity's profits in respect of all the Fidelity funds, as well as the profitability of the funds that invest in the fund.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund were not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR bears all expenses of the fund with certain exceptions.
Economies of Scale. The Board concluded that because the fund pays no advisory fees and FMR bears all expenses of the fund with certain exceptions, the realization of economies of scale was not a material factor in the Board's decision to renew the fund's Advisory Contract.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including but not limited to: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds; (ii) the operation of performance fees and the rationale for implementing performance fees on certain categories of funds but not others; (iii) Fidelity's pricing philosophy compared to competitors; (iv) fund profitability methodology and data; (v) evaluation of competitive fund data and peer group classifications and fee and expense comparisons, as well as the methodology used for fee and expense comparisons; (vi) the management fee and expense structures for different funds and classes and information about the differences between various fee and expense structures; and (vii) information regarding other accounts managed by Fidelity and the funds' sub-advisory arrangements.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Directors, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through May 31, 2026.

1.820817.120
SHI-ANN-1025
Fidelity® High Income Central Fund

Annual Report
August 31, 2025
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity® High Income Central Fund
Schedule of Investments August 31, 2025
Showing Percentage of Net Assets
Alternative Funds - 2.0%
	Shares	Value ($)
Fidelity Private Credit Company LLC (b)(c) (Cost $35,046,398)	3,578,118	34,249,390

Asset-Backed Securities - 0.3%
	Principal Amount (a)	Value ($)
GRAND CAYMAN (UK OVERSEAS TER) - 0.3%
720 East CLO IV Ltd Series 2024-1A Class E, CME Term SOFR 3 month Index + 6.5%, 10.8176% 4/15/2037 (d)(e)(f)	250,000	252,748
Ares Loan Funding VII Ltd Series 2024-ALF7A Class E, CME Term SOFR 3 month Index + 6.25%, 10.582% 10/22/2037 (d)(e)(f)	121,000	121,950
Cifc Fdg 2025-Iii Ltd Series 2025-3A Class E, CME Term SOFR 3 month Index + 7.25%, 11.579% 7/21/2038 (d)(e)(f)	314,000	327,391
Croton Pk Clo Ltd Series 2024-1A Class E, CME Term SOFR 3 month Index + 5.55%, 9.8676% 10/15/2036 (d)(e)(f)	543,000	547,529
Flat Series 2025-30A Class D2, CME Term SOFR 3 month Index + 4.1%, 8.3834% 4/15/2038 (d)(e)(f)	150,000	150,491
Orchard Park Clo Ltd Series 2024-1A Class E, CME Term SOFR 3 month Index + 5.6%, 9.9255% 10/20/2037 (d)(e)(f)	214,000	215,717
Palmer Square Loan Funding Ltd Series 2024-3A Class D, CME Term SOFR 3 month Index + 5.4%, 9.6343% 8/8/2032 (d)(e)(f)	2,000,000	1,982,780
Sandstone Peak III Ltd Series 2024-1A Class D2A, CME Term SOFR 3 month Index + 5.25%, 9.5685% 4/25/2037 (d)(e)(f)	1,000,000	1,012,510
TOTAL GRAND CAYMAN (UK OVERSEAS TER)		4,611,116
UNITED STATES - 0.0%
Goldentree Loan Management US Clo 7 Ltd Series 2024-7A Class ERR, CME Term SOFR 3 month Index + 5.25%, 9.5755% 4/20/2034 (d)(e)(f)	250,000	250,565
TOTAL ASSET-BACKED SECURITIES (Cost $4,843,941)		4,861,681

Bank Loan Obligations - 8.7%
	Principal Amount (a)	Value ($)
CANADA - 0.3%
Consumer Staples - 0.3%
Household Products - 0.3%
Kronos Acquisition Holdings Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.2956% 7/8/2031 (e)(f)(g)	6,558,480	4,830,321
Information Technology - 0.0%
Software - 0.0%
DH Corporation/Societe DH 1LN, term loan CME Term SOFR 3 month Index + 7.25%, 11.5725% 9/13/2029 (e)(f)(g)(h)	143,645	143,645
TOTAL CANADA		4,973,966
FRANCE - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Altice France SA Tranche B14 1LN, term loan CME Term SOFR 3 month Index + 5.5%, 9.8176% 8/15/2028 (e)(f)(g)	1,032,185	943,932
SWITZERLAND - 0.1%
Materials - 0.1%
Chemicals - 0.1%
Consolidated Energy Finance SA Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.816% 11/15/2030 (e)(f)(g)	2,128,063	2,012,211
UNITED KINGDOM - 0.1%
Communication Services - 0.1%
Entertainment - 0.1%
Crown Finance US Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.8536% 12/2/2031 (e)(f)(g)	1,671,600	1,669,511
UNITED STATES - 8.2%
Communication Services - 1.6%
Diversified Telecommunication Services - 1.1%
Aventiv Technologies LLC Tranche FLSO 1LN, term loan CME Term SOFR 1 month Index + 10%, 14.5794% 3/25/2026 (e)(f)(g)	10,237,426	10,715,207
Lumen Technologies Inc Tranche B1 1LN, term loan CME Term SOFR 1 month Index + 2.35%, 6.7805% 4/16/2029 (e)(f)(g)	5,342,767	5,307,184
Lumen Technologies Inc Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 2.35%, 6.7805% 4/15/2030 (e)(f)(g)	3,284,765	3,261,508
		19,283,899
Entertainment - 0.1%
AP Core Holdings II LLC Tranche B1 1LN, term loan CME Term SOFR 1 month Index + 5.5%, 9.9305% 9/1/2027 (e)(f)(g)	1,213,004	1,167,213
Media - 0.4%
CMG Media Corp Tranche B2 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 7.8956% 6/18/2029 (e)(f)(g)	6,978,763	6,696,123
Wireless Telecommunication Services - 0.0%
Crown Subsea Communications Holding Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.8176% 1/30/2031 (e)(f)(g)	420,750	423,775
TOTAL COMMUNICATION SERVICES		27,571,010

Consumer Discretionary - 1.0%
Broadline Retail - 0.3%
Great Outdoors Group LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.566% 1/23/2032 (e)(f)(g)	5,694,112	5,705,500
Diversified Consumer Services - 0.7%
Spin Holdco Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.5774% 3/4/2028 (e)(f)(g)	9,552,788	8,066,183
TKC Holdings Inc 1LN, term loan 13.5% 2/15/2027 (e)(g)	838,972	838,972
TKC Holdings Inc 1LN, term loan CME Term SOFR 1 month Index + 5%, 9.323% 5/15/2028 (e)(f)(g)	1,872,821	1,873,608
		10,778,763
Hotels, Restaurants & Leisure - 0.0%
Herschend Entertainment Co LLC 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.573% 5/27/2032 (e)(f)(g)	140,000	140,832
TOTAL CONSUMER DISCRETIONARY		16,625,095

Consumer Staples - 0.4%
Consumer Staples Distribution & Retail - 0.0%
Northeast Grocery Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 7.5%, 11.6946% 12/13/2028 (e)(f)(g)	675,156	677,405
Food Products - 0.3%
Del Monte Foods Corp II Inc 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 0% 8/2/2028 (e)(f)(g)(j)	1,837,875	133,246
Del Monte Foods Corp II Inc 1LN, term loan CME Term SOFR 3 month Index + 8.15%, 0% 8/2/2028 (e)(f)(g)(j)	293,500	139,413
Del Monte Foods Corp II Inc Tranche FLFO B 1LN, term loan CME Term SOFR 3 month Index + 8%, 0% 8/2/2028 (e)(f)(g)(j)	243,716	115,764
Del Monte Foods Corp II Inc Tranche TLA DIP, term loan CME Term SOFR 3 month Index + 0.1%, 13.9612% 3/30/2026 (e)(f)(g)	1,009,574	962,457
Del Monte Foods Corp II Inc Tranche TLB DIP ROLLUP, term loan CME Term SOFR 3 month Index + 0.1%, 13.964% 3/30/2026 (e)(f)(g)	1,309,724	1,021,585
Nourish Buyer I Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.8294% 7/12/2032 (e)(f)(g)	2,630,000	2,610,275
		4,982,740
Personal Care Products - 0.1%
Opal LLC Tranche B 1LN, term loan CME Term SOFR 6 month Index + 3.25%, 7.4352% 4/28/2032 (e)(f)(g)	1,435,000	1,442,175
TOTAL CONSUMER STAPLES		7,102,320

Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Mesquite Energy Inc 1LN, term loan 0% (e)(g)(h)(j)	1,710,000	0
Mesquite Energy Inc 1LN, term loan 3 month U.S. LIBOR + 8%, 0% (e)(f)(g)(h)(j)	3,964,252	1
New Fortress Energy Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.5%, 9.5699% 10/30/2028 (e)(f)(g)	4,668,300	2,223,277
		2,223,278
Financials - 1.1%
Capital Markets - 0.0%
GTCR Everest Borrower LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.0643% 9/5/2031 (e)(f)(g)	283,575	284,040
Financial Services - 0.8%
Cabazon Finance Authority 1LN term loan 13% 11/23/2026 (e)(g)(h)	4,123,447	2,552,826
Nexus Buyer LLC Tranche B 2LN, term loan CME Term SOFR 1 month Index + 5.75%, 10.066% 2/16/2032 (e)(f)(g)	2,295,000	2,280,656
Softbank Svf II Cayman LP 1LN, term loan 3 month U.S. LIBOR + 5%, 6% 12/31/2025 (e)(f)(g)(h)	6,967,270	6,967,270
WH Borrower LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 8.9535% 2/20/2032 (e)(f)(g)	1,440,000	1,443,153
		13,243,905
Insurance - 0.3%
Acrisure LLC Tranche B6 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.316% 11/6/2030 (e)(f)(g)	208,589	208,263
Alera Group Inc 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.566% 5/31/2032 (e)(f)(g)	505,000	506,778
Alera Group Inc 2LN, term loan CME Term SOFR 1 month Index + 5.5%, 9.816% 5/31/2033 (e)(f)(g)	3,280,000	3,394,800
CRC Insurance Group LLC 2LN, term loan CME Term SOFR 3 month Index + 4.75%, 9.0456% 5/6/2032 (e)(f)(g)	1,294,737	1,320,632
HUB International Ltd Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.8255% 6/20/2030 (e)(f)(g)	547,915	548,830
USI Inc/NY Tranche D 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 6.5456% 11/21/2029 (e)(f)(g)	425,102	424,439
		6,403,742
TOTAL FINANCIALS		19,931,687

Health Care - 0.6%
Health Care Technology - 0.2%
Cotiviti Inc 1LN, term loan 7.625% 5/1/2031 (g)	2,220,000	2,244,975
Cotiviti Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.1036% 5/1/2031 (e)(f)(g)	553,021	552,678
		2,797,653
Pharmaceuticals - 0.4%
1261229 BC Ltd Tranche B 1LN, term loan CME Term SOFR 1 month Index + 6.25%, 10.566% 10/8/2030 (e)(f)(g)	7,295,000	7,187,618
TOTAL HEALTH CARE		9,985,271

Industrials - 1.3%
Aerospace & Defense - 0.2%
Kaman Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 6.91% 2/26/2032 (e)(f)(g)	2,933,276	2,938,791
Kaman Corp Tranche B-DD 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 1.5835% 2/26/2032 (e)(f)(g)(k)	276,724	277,244
		3,216,035
Air Freight & Logistics - 0.5%
Echo Global Logistics Inc 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 9.166% 11/23/2028 (e)(f)(g)(h)	7,106,058	7,098,951
Echo Global Logistics Inc 2LN, term loan CME Term SOFR 3 month Index + 7.25%, 11.666% 11/23/2029 (e)(f)(g)(h)	915,000	906,765
		8,005,716
Building Products - 0.2%
Hobbs & Associates LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.066% 7/23/2031 (e)(f)(g)	2,764,372	2,761,275
Commercial Services & Supplies - 0.4%
Allied Universal Holdco LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.5904% 8/6/2032 (e)(f)(g)	2,065,000	2,070,865
Ensemble RCM LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 7.3079% 8/1/2029 (e)(f)(g)	164,583	165,238
Neptune Bidco US Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 9.4294% 4/11/2029 (e)(f)(g)	5,410,463	5,248,149
		7,484,252
Electrical Equipment - 0.0%
GrafTech Global Enterprises Inc Tranche NEW $ 1LN, term loan CME Term SOFR 1 month Index + 6%, 10.3226% 12/21/2029 (e)(f)(g)	340,789	345,264
GrafTech Global Enterprises Inc Tranche NEW $ 1LN, term loan CME Term SOFR 1 month Index + 6%, 3.75% 12/21/2029 (e)(f)(g)(k)	194,737	197,294
		542,558
Machinery - 0.0%
STS Operating Inc 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.416% 3/25/2031 (e)(f)(g)	636,938	631,167
Passenger Airlines - 0.0%
AAdvantage Loyalty IP Ltd Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.5755% 5/28/2032 (e)(f)(g)	174,563	175,381
TOTAL INDUSTRIALS		22,816,384

Information Technology - 1.9%
Communications Equipment - 0.1%
CommScope LLC 1LN, term loan CME Term SOFR 1 month Index + 5.5%, 9.066% 12/17/2029 (e)(f)(g)	2,855,000	2,902,279
IT Services - 0.8%
Kaseya Inc 2LN, term loan CME Term SOFR 1 month Index + 5%, 9.316% 3/20/2033 (e)(f)(g)	695,000	695,653
X Corp 1LN, term loan 9.5% 10/26/2029 (g)	9,475,000	9,307,483
X Corp Tranche B1 1LN, term loan CME Term SOFR 3 month Index + 6.5%, 10.9579% 10/26/2029 (e)(f)(g)	4,263,138	4,164,190
		14,167,326
Software - 1.0%
Applied Systems Inc 2LN, term loan CME Term SOFR 3 month Index + 5.25%, 8.7956% 2/23/2032 (e)(f)(g)	25,000	25,575
Ascend Learning LLC 2LN, term loan CME Term SOFR 1 month Index + 5.75%, 10.166% 12/10/2029 (e)(f)(g)	143,411	143,267
Ellucian Holdings Inc 2LN, term loan CME Term SOFR 1 month Index + 4.75%, 9.066% 11/22/2032 (e)(f)(g)	890,000	914,475
Finastra USA Inc 1LN, term loan CME Term SOFR 1 month Index + 7.25%, 11.428% 9/13/2029 (e)(f)(g)(h)	6,134,695	6,134,695
MH Sub I LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.566% 12/31/2031 (e)(f)(g)	3,157,604	2,723,433
MH Sub I LLC Tranche B 2LN, term loan CME Term SOFR 1 month Index + 6.25%, 10.566% 2/23/2029 (e)(f)(g)	1,525,000	1,316,899
Project Alpha Intermediate Holding Inc 2LN, term loan CME Term SOFR 1 month Index + 5%, 9.2956% 5/9/2033 (e)(f)(g)	730,000	726,810
UKG Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 6.81% 2/10/2031 (e)(f)(g)	4,691,315	4,687,421
		16,672,575
TOTAL INFORMATION TECHNOLOGY		33,742,180

Materials - 0.2%
Chemicals - 0.2%
Discovery Purchaser Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.375%, 8.082% 10/4/2029 (e)(f)(g)	2,796,237	2,786,926
TOTAL UNITED STATES		142,784,151
TOTAL BANK LOAN OBLIGATIONS (Cost $159,586,315)		152,383,771

Common Stocks - 3.5%
	Shares	Value ($)
HONG KONG - 0.0%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Studio City International Holdings Ltd ADR (l)	28,000	134,960
Studio City International Holdings Ltd ADR (d)(l)	25,434	122,592

TOTAL HONG KONG		257,552
LUXEMBOURG - 0.0%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Travelport Finance Luxembourg Sarl (h)(l)	261	552,936
UNITED STATES - 3.5%
Communication Services - 0.0%
Media - 0.0%
iHeartMedia Inc Class A (l)	8,204	17,474
Main Street Sports Group (h)	1,441	19,526
		37,000
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
UC Holdings Inc (h)(l)	32,168	0
Hotels, Restaurants & Leisure - 0.0%
New Cotai LLC / New Cotai Capital Corp (b)(h)(l)	1,330,466	585,405
TOTAL CONSUMER DISCRETIONARY		585,405

Consumer Staples - 0.1%
Consumer Staples Distribution & Retail - 0.1%
Northeast Grocery Inc (b)(h)(l)	228,430	1,219,816
Southeastern Grocers Inc rights (h)(l)	687,397	26,932
		1,246,748
Energy - 3.1%
Energy Equipment & Services - 0.1%
Forbes Energy Services Ltd (h)(l)	72,087	1
KLX Energy Services Holdings Inc warrants 3/12/2030 (l)	56,003	109,308
Noble Corp PLC Tranche 1 warrants 2/4/2028 (l)	27,051	285,821
Noble Corp PLC Tranche 2 warrants 2/4/2028 (l)	27,051	222,903
Superior Energy Services Inc Class A (h)(l)	15,005	845,232
Tidewater Inc warrants 11/14/2042 (l)	8,251	546,465
		2,009,730
Oil, Gas & Consumable Fuels - 3.0%
California Resources Corp	72,074	3,580,636
EP Energy Corp (h)(l)	218,900	345,862
Expand Energy Corp	31,281	3,027,375
Mesquite Energy Inc (h)(l)	214,437	43,586,403
New Fortress Energy Inc Class A (m)	210,800	518,568
Tribune Resources Inc (h)	182,155	54,647
		51,113,491
TOTAL ENERGY		53,123,221

Industrials - 0.0%
Aerospace & Defense - 0.0%
Incora Top Holdco LLC (h)	1,785	44,072
Utilities - 0.3%
Electric Utilities - 0.3%
PG&E Corp	350,590	5,357,015
Independent Power and Renewable Electricity Producers - 0.0%
PureWest Energy LLC (h)(l)	2,832	637
TOTAL UTILITIES		5,357,652

TOTAL UNITED STATES		60,394,098
TOTAL COMMON STOCKS (Cost $27,158,988)		61,204,586

Convertible Corporate Bonds - 0.6%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.6%
Communication Services - 0.4%
Media - 0.4%
EchoStar Corp 3.875% 11/30/2030 pay-in-kind	3,538,306	7,201,160
Consumer Discretionary - 0.2%
Hotels, Restaurants & Leisure - 0.2%
New Cotai LLC 5% 2/24/2027 (h)	1,804,866	2,619,944
Financials - 0.0%
Capital Markets - 0.0%
Coinbase Global Inc 0.25% 4/1/2030	40,000	47,269
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Wolfspeed Inc 1.875% (j)	2,949,000	1,054,268
TOTAL UNITED STATES		10,922,641
TOTAL CONVERTIBLE CORPORATE BONDS (Cost $7,181,622)		10,922,641

Convertible Preferred Stocks - 1.1%
	Shares	Value ($)
UNITED STATES - 1.1%
Financials - 1.1%
Capital Markets - 0.3%
KKR & Co Inc Series D 6.25%	85,600	4,688,068
Financial Services - 0.8%
Acrisure Holdings Inc Series A-2 (h)	546,507	13,875,813
TOTAL FINANCIALS		18,563,881

TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $17,439,889)		18,563,881

Non-Convertible Corporate Bonds - 77.8%
	Principal Amount (a)	Value ($)
AUSTRALIA - 0.5%
Materials - 0.5%
Metals & Mining - 0.5%
Fortescue Treasury Pty Ltd 4.375% 4/1/2031 (d)	2,265,000	2,153,723
Fortescue Treasury Pty Ltd 5.875% 4/15/2030 (d)	3,405,000	3,476,519
Mineral Resources Ltd 8% 11/1/2027 (d)	3,025,000	3,078,927
Mineral Resources Ltd 8.5% 5/1/2030 (d)	680,000	705,792

TOTAL AUSTRALIA		9,414,961
BAILIWICK OF JERSEY - 0.1%
Consumer Discretionary - 0.1%
Automobiles - 0.1%
Aston Martin Capital Holdings Ltd 10% 3/31/2029 (d)	1,745,000	1,697,530
BRAZIL - 0.5%
Materials - 0.5%
Metals & Mining - 0.5%
ERO Copper Corp 6.5% 2/15/2030 (d)	9,285,000	9,052,875
CANADA - 1.8%
Consumer Discretionary - 0.4%
Hotels, Restaurants & Leisure - 0.4%
1011778 BC ULC / New Red Finance Inc 4% 10/15/2030 (d)	8,005,000	7,484,824
Industrials - 0.6%
Aerospace & Defense - 0.3%
Bombardier Inc 7% 6/1/2032 (d)	1,845,000	1,926,499
Bombardier Inc 7.25% 7/1/2031 (d)	2,370,000	2,498,660
Bombardier Inc 7.875% 4/15/2027 (d)	783,000	787,814
		5,212,973
Commercial Services & Supplies - 0.1%
Garda World Security Corp 8.25% 8/1/2032 (d)	2,495,000	2,593,957
Machinery - 0.1%
New Flyer Holdings Inc 9.25% 7/1/2030 (d)	995,000	1,067,333
Passenger Airlines - 0.1%
Air Canada 3.875% 8/15/2026 (d)	2,110,000	2,084,500
TOTAL INDUSTRIALS		10,958,763

Information Technology - 0.4%
Software - 0.4%
Open Text Holdings Inc 4.125% 12/1/2031 (d)	3,200,000	2,944,093
Open Text Holdings Inc 4.125% 2/15/2030 (d)(m)	3,395,000	3,205,049
		6,149,142
Materials - 0.4%
Metals & Mining - 0.4%
Hudbay Minerals Inc 6.125% 4/1/2029 (d)	5,025,000	5,079,944
New Gold Inc 6.875% 4/1/2032 (d)	1,805,000	1,881,472
		6,961,416
TOTAL CANADA		31,554,145
COLOMBIA - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Canacol Energy Ltd 5.75% 11/24/2028 (d)	3,172,000	1,177,605
FINLAND - 0.1%
Materials - 0.1%
Paper & Forest Products - 0.1%
Ahlstrom Holding 3 Oy 4.875% 2/4/2028 (d)	1,770,000	1,699,804
FRANCE - 3.0%
Communication Services - 2.5%
Diversified Telecommunication Services - 2.5%
Altice France SA 5.125% 1/15/2029 (d)	2,270,000	1,946,525
Altice France SA 5.125% 7/15/2029 (d)	12,175,000	10,409,625
Altice France SA 5.5% 1/15/2028 (d)	10,490,000	9,231,200
Altice France SA 5.5% 10/15/2029 (d)	19,790,000	16,969,926
Maya SAS/Paris France 7% 4/15/2032 (d)	2,615,000	2,689,776
Maya SAS/Paris France 8.5% 4/15/2031 (d)	2,555,000	2,749,527
		43,996,579
Consumer Staples - 0.4%
Personal Care Products - 0.4%
Opal Bidco SAS 6.5% 3/31/2032 (d)	7,560,000	7,692,708
Energy - 0.1%
Energy Equipment & Services - 0.1%
Vallourec SACA 7.5% 4/15/2032 (d)	1,300,000	1,380,454
TOTAL FRANCE		53,069,741
GHANA - 0.2%
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Tullow Oil PLC 10.25% 5/15/2026 (d)	3,457,000	2,911,442
HONG KONG - 0.2%
Industrials - 0.2%
Marine Transportation - 0.2%
Seaspan Corp 5.5% 8/1/2029 (d)	3,440,000	3,260,584
INDIA - 0.0%
Information Technology - 0.0%
IT Services - 0.0%
CA Magnum Holdings 5.375% 10/31/2026 (d)	770,000	765,187
IRELAND - 0.1%
Financials - 0.1%
Financial Services - 0.1%
GGAM Finance Ltd 6.875% 4/15/2029 (d)	1,690,000	1,749,157
ISRAEL - 0.3%
Health Care - 0.3%
Pharmaceuticals - 0.3%
Teva Pharmaceutical Finance Netherlands III BV 6% 12/1/2032	1,880,000	1,933,243
Teva Pharmaceutical Finance Netherlands IV BV 5.75% 12/1/2030	2,830,000	2,892,592

TOTAL ISRAEL		4,825,835
LUXEMBOURG - 0.4%
Communication Services - 0.4%
Media - 0.4%
Altice Financing SA 5.75% 8/15/2029 (d)	3,940,000	3,122,450
Altice France Holding SA 10.5% (d)(j)	7,650,000	2,754,001
Altice France Holding SA 6% 2/15/2028 (d)	1,970,000	709,139
		6,585,590
Materials - 0.0%
Containers & Packaging - 0.0%
ARD Finance SA 6.5% 6/30/2027 pay-in-kind (d)(e)	2,711,380	94,898
TOTAL LUXEMBOURG		6,680,488
MACAU - 0.1%
Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Studio City Finance Ltd 6.5% 1/15/2028 (d)	2,155,000	2,149,785
NORWAY - 0.1%
Energy - 0.1%
Energy Equipment & Services - 0.1%
TGS ASA 8.5% 1/15/2030 (d)	1,465,000	1,494,943
PANAMA - 0.1%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Sable International Finance Ltd 7.125% 10/15/2032 (d)	2,310,000	2,347,538
PUERTO RICO - 0.1%
Communication Services - 0.1%
Media - 0.1%
Lcpr Senior Secured Financing Dac 5.125% 7/15/2029 (d)	3,220,000	1,851,219
SPAIN - 0.1%
Utilities - 0.1%
Independent Power and Renewable Electricity Producers - 0.1%
Atlantica Sustainable Infrastructure Ltd 4.125% 6/15/2028 (d)	1,485,000	1,438,181
SWITZERLAND - 0.4%
Industrials - 0.2%
Aerospace & Defense - 0.2%
VistaJet Malta Finance PLC / Vista Management Holding Inc 6.375% 2/1/2030 (d)	4,335,000	4,172,699
Materials - 0.2%
Chemicals - 0.2%
Consolidated Energy Finance SA 12% 2/15/2031 (d)	3,405,000	3,129,480
TOTAL SWITZERLAND		7,302,179
UNITED KINGDOM - 0.9%
Communication Services - 0.4%
Media - 0.1%
Virgin Media Secured Finance PLC 4.5% 8/15/2030 (d)	2,690,000	2,525,380
Wireless Telecommunication Services - 0.3%
Vmed O2 UK Financing I PLC 4.25% 1/31/2031 (d)	3,415,000	3,152,057
Vmed O2 UK Financing I PLC 4.75% 7/15/2031 (d)	1,155,000	1,079,992
		4,232,049
TOTAL COMMUNICATION SERVICES		6,757,429

Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Macquarie Airfinance Holdings Ltd 6.4% 3/26/2029 (d)	440,000	462,000
Macquarie Airfinance Holdings Ltd 6.5% 3/26/2031 (d)	675,000	721,952
		1,183,952
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
EG Global Finance PLC 12% 11/30/2028 (d)	2,855,000	3,152,214
Utilities - 0.3%
Independent Power and Renewable Electricity Producers - 0.3%
California Buyer Ltd / Atlantica Sustainable Infrastructure PLC 6.375% 2/15/2032 (d)	2,755,000	2,794,391
ContourGlobal Power Holdings SA 6.75% 2/28/2030 (d)	1,705,000	1,760,412
		4,554,803
TOTAL UNITED KINGDOM		15,648,398
UNITED STATES - 68.4%
Communication Services - 10.4%
Diversified Telecommunication Services - 2.9%
Cablevision Lightpath LLC 5.625% 9/15/2028 (d)	3,189,000	3,160,229
Consolidated Communications Inc 5% 10/1/2028 (d)	1,320,000	1,332,401
Frontier Communications Holdings LLC 5% 5/1/2028 (d)	13,230,000	13,195,632
Frontier Communications Holdings LLC 5.875% 11/1/2029	615,475	620,839
Frontier Communications Holdings LLC 6% 1/15/2030 (d)	3,230,000	3,265,630
Level 3 Financing Inc 4% 4/15/2031 (d)(m)	4,090,000	3,425,375
Level 3 Financing Inc 4.5% 4/1/2030 (d)	8,155,000	7,319,114
Level 3 Financing Inc 4.875% 6/15/2029 (d)	4,570,000	4,261,525
Level 3 Financing Inc 6.875% 6/30/2033 (d)	4,995,000	5,039,830
Level 3 Financing Inc 7% 3/31/2034 (d)	3,465,000	3,488,534
Lumen Technologies Inc 4.125% 4/15/2029 (d)	2,937,950	2,879,191
Lumen Technologies Inc 4.125% 4/15/2030 (d)	2,938,130	2,879,367
		50,867,667
Entertainment - 0.5%
Allen Media LLC / Allen Media Co-Issuer Inc 10.5% 2/15/2028 (d)	7,650,000	3,289,500
ROBLOX Corp 3.875% 5/1/2030 (d)	6,445,000	6,127,643
		9,417,143
Media - 7.0%
CCO Holdings LLC / CCO Holdings Capital Corp 4.25% 1/15/2034 (d)(m)	4,035,000	3,503,499
CCO Holdings LLC / CCO Holdings Capital Corp 4.5% 6/1/2033 (d)	4,305,000	3,839,887
CCO Holdings LLC / CCO Holdings Capital Corp 4.75% 3/1/2030 (d)	5,630,000	5,410,814
Clear Channel Outdoor Holdings Inc 7.125% 2/15/2031 (d)	1,765,000	1,792,849
Clear Channel Outdoor Holdings Inc 7.5% 3/15/2033 (d)	1,765,000	1,796,509
Clear Channel Outdoor Holdings Inc 7.5% 6/1/2029 (d)	3,390,000	3,151,659
Clear Channel Outdoor Holdings Inc 7.75% 4/15/2028 (d)	1,520,000	1,478,327
Clear Channel Outdoor Holdings Inc 7.875% 4/1/2030 (d)(m)	4,730,000	4,927,099
CMG Media Corp 8.875% 6/18/2029 (d)	4,010,000	3,736,217
CSC Holdings LLC 3.375% 2/15/2031 (d)	4,055,000	2,593,573
CSC Holdings LLC 4.125% 12/1/2030 (d)	2,890,000	1,893,636
CSC Holdings LLC 4.5% 11/15/2031 (d)	2,425,000	1,573,135
CSC Holdings LLC 4.625% 12/1/2030 (d)	8,995,000	3,940,869
CSC Holdings LLC 5% 11/15/2031 (d)	2,290,000	995,948
CSC Holdings LLC 5.75% 1/15/2030 (d)	4,090,000	1,921,808
DISH DBS Corp 5.125% 6/1/2029	10,520,000	8,684,266
Dotdash Meredith Inc 7.625% 6/15/2032 (d)	2,645,000	2,591,311
EchoStar Corp 10.75% 11/30/2029	26,341,531	28,350,073
EchoStar Corp 6.75% 11/30/2030 pay-in-kind (e)	10,864,434	10,718,525
EW Scripps Co/The 9.875% 8/15/2030 (d)	1,745,000	1,640,366
Gray Media Inc 5.375% 11/15/2031 (d)	2,970,000	2,189,703
Lamar Media Corp 4.875% 1/15/2029	1,980,000	1,953,314
Nexstar Media Inc 5.625% 7/15/2027 (d)	2,905,000	2,901,851
Scripps Escrow II Inc 5.375% 1/15/2031 (d)	1,130,000	797,049
Sirius XM Radio LLC 4.125% 7/1/2030 (d)	2,755,000	2,561,614
Sirius XM Radio LLC 5% 8/1/2027 (d)	4,530,000	4,509,554
Univision Communications Inc 7.375% 6/30/2030 (d)(m)	3,285,000	3,302,937
Univision Communications Inc 8.5% 7/31/2031 (d)(m)	3,990,000	4,111,540
Univision Communications Inc 9.375% 8/1/2032 (d)	2,710,000	2,853,879
		119,721,811
TOTAL COMMUNICATION SERVICES		180,006,621

Consumer Discretionary - 6.9%
Automobile Components - 0.7%
Clarios Global LP / Clarios US Finance Co 6.75% 2/15/2030 (d)	1,425,000	1,476,613
Hertz Corp/The 4.625% 12/1/2026 (d)	2,330,000	2,159,750
Hertz Corp/The 5% 12/1/2029 (d)	3,040,000	2,189,187
Hertz Corp/The 5.5% (j)(n)	3,155,000	165,638
Hertz Corp/The 6% (j)(n)	3,900,000	624,000
Hertz Corp/The 6.25% (j)(n)	2,880,000	172,800
Hertz Corp/The 7.125% (j)(n)	3,980,000	756,200
Nesco Holdings II Inc 5.5% 4/15/2029 (d)	1,770,000	1,726,748
Patrick Industries Inc 6.375% 11/1/2032 (d)(m)	2,865,000	2,906,265
		12,177,201
Broadline Retail - 0.2%
Macy's Retail Holdings LLC 6.125% 3/15/2032 (d)	1,065,000	1,039,487
Match Group Holdings II LLC 4.125% 8/1/2030 (d)	1,515,000	1,426,527
Wayfair LLC 7.25% 10/31/2029 (d)(m)	1,370,000	1,396,892
		3,862,906
Diversified Consumer Services - 0.5%
Service Corp International/US 5.125% 6/1/2029 (m)	1,845,000	1,831,124
TKC Holdings Inc 10.5% 5/15/2029 (d)	5,639,000	5,757,335
WASH Multifamily Acquisition Inc 5.75% 4/15/2026 (d)(m)	1,640,000	1,639,081
		9,227,540
Hotels, Restaurants & Leisure - 3.5%
Carnival Corp 5.75% 3/15/2030 (d)	1,940,000	1,988,798
Carnival Corp 5.75% 8/1/2032 (d)	4,295,000	4,370,163
Carnival Corp 5.875% 6/15/2031 (d)	2,625,000	2,691,006
CEC Entertainment LLC 6.75% 5/1/2026 (d)	2,250,000	2,240,836
Churchill Downs Inc 5.75% 4/1/2030 (d)(m)	4,600,000	4,600,727
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co Inc 4.625% 1/15/2029 (d)	3,220,000	3,078,161
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co Inc 6.75% 1/15/2030 (d)	1,660,000	1,561,147
Hilton Domestic Operating Co Inc 3.625% 2/15/2032 (d)	2,170,000	1,980,705
Hilton Domestic Operating Co Inc 3.75% 5/1/2029 (d)(m)	2,250,000	2,157,842
Hilton Domestic Operating Co Inc 5.875% 3/15/2033 (d)(m)	3,340,000	3,408,581
Hilton Domestic Operating Co Inc 6.125% 4/1/2032 (d)(m)	1,450,000	1,489,225
Jacobs Entertainment Inc 6.75% 2/15/2029 (d)	1,245,000	1,207,242
KFC Holding Co/Pizza Hut Holdings LLC/Taco Bell of America LLC 4.75% 6/1/2027 (d)	1,575,000	1,572,390
Lindblad Expeditions LLC 7% 9/15/2030 (d)	1,095,000	1,121,390
Mohegan Tribal Gaming Authority / MS Digital Entertainment Holdings LLC 8.25% 4/15/2030 (d)	1,870,000	1,932,467
NCL Corp Ltd 5.875% 3/15/2026 (d)	117,000	117,277
NCL Corp Ltd 7.75% 2/15/2029 (d)	3,375,000	3,605,567
NCL Finance Ltd 6.125% 3/15/2028 (d)	1,010,000	1,024,312
Papa John's International Inc 3.875% 9/15/2029 (d)	870,000	835,189
Royal Caribbean Cruises Ltd 4.25% 7/1/2026 (d)	3,870,000	3,863,033
Royal Caribbean Cruises Ltd 6% 2/1/2033 (d)	3,605,000	3,698,625
Royal Caribbean Cruises Ltd 6.25% 3/15/2032 (d)	1,805,000	1,862,904
Station Casinos LLC 4.625% 12/1/2031 (d)(m)	5,605,000	5,303,865
Yum! Brands Inc 4.625% 1/31/2032	3,535,000	3,417,023
		59,128,475
Household Durables - 0.3%
Ashton Woods USA LLC / Ashton Woods Finance Co 4.625% 8/1/2029 (d)(m)	1,380,000	1,322,967
LGI Homes Inc 7% 11/15/2032 (d)(m)	2,545,000	2,482,024
Tri Pointe Homes Inc 5.7% 6/15/2028	795,000	807,865
		4,612,856
Leisure Products - 0.0%
Mattel Inc 3.375% 4/1/2026 (d)	745,000	738,334
Specialty Retail - 1.7%
Asbury Automotive Group Inc 4.5% 3/1/2028 (m)	681,000	672,969
Asbury Automotive Group Inc 4.625% 11/15/2029 (d)	2,170,000	2,107,477
Asbury Automotive Group Inc 4.75% 3/1/2030 (m)	680,000	664,138
Asbury Automotive Group Inc 5% 2/15/2032 (d)(m)	2,170,000	2,086,217
Bath & Body Works Inc 6.625% 10/1/2030 (d)(m)	2,820,000	2,894,987
Carvana Co 9% 12/1/2028 pay-in-kind (d)(e)	336,501	344,163
Carvana Co 9% 6/1/2030 pay-in-kind (d)(e)	508,760	532,185
Carvana Co 9% 6/1/2031 pay-in-kind (d)(e)	695,892	789,551
Group 1 Automotive Inc 6.375% 1/15/2030 (d)	1,275,000	1,306,387
Hudson Automotive Group 8% 5/15/2032 (d)	825,000	874,353
LBM Acquisition LLC 6.25% 1/15/2029 (d)	2,455,000	2,252,175
LBM Acquisition LLC 9.5% 6/15/2031 (d)	2,590,000	2,714,372
LCM Investments Holdings II LLC 4.875% 5/1/2029 (d)	3,740,000	3,672,743
Michaels Cos Inc/The 5.25% 5/1/2028 (d)	1,320,000	1,041,769
PetSmart LLC / PetSmart Finance Corp 7.5% 9/15/2032 (d)	1,610,000	1,593,289
Sally Holdings LLC / Sally Capital Inc 6.75% 3/1/2032 (m)	3,270,000	3,392,602
Staples Inc 10.75% 9/1/2029 (d)	1,400,000	1,340,500
Victoria's Secret & Co 4.625% 7/15/2029 (d)	1,665,000	1,579,771
		29,859,648
TOTAL CONSUMER DISCRETIONARY		119,606,960

Consumer Staples - 3.4%
Beverages - 0.3%
Primo Water Holdings Inc / Triton Water Holdings Inc 6.25% 4/1/2029 (d)	4,570,000	4,594,060
Consumer Staples Distribution & Retail - 1.9%
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 3.5% 3/15/2029 (d)	1,805,000	1,716,129
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 4.875% 2/15/2030 (d)(m)	8,910,000	8,774,940
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 6.25% 3/15/2033 (d)	3,155,000	3,227,221
Performance Food Group Inc 4.25% 8/1/2029 (d)	1,500,000	1,452,561
Performance Food Group Inc 5.5% 10/15/2027 (d)	6,175,000	6,166,607
Performance Food Group Inc 6.125% 9/15/2032 (d)(m)	2,935,000	3,004,019
US Foods Inc 4.75% 2/15/2029 (d)	3,360,000	3,309,567
US Foods Inc 6.875% 9/15/2028 (d)	3,035,000	3,126,982
US Foods Inc 7.25% 1/15/2032 (d)	1,800,000	1,889,994
		32,668,020
Food Products - 1.1%
Chobani Holdco II LLC 9.5% 10/1/2029 pay-in-kind (d)(e)	1,320,105	1,424,903
Chobani LLC / Chobani Finance Corp Inc 4.625% 11/15/2028 (d)(m)	1,965,000	1,935,313
Chobani LLC / Chobani Finance Corp Inc 7.625% 7/1/2029 (d)(m)	2,955,000	3,085,076
Fiesta Purchaser Inc 7.875% 3/1/2031 (d)	1,215,000	1,289,425
Fiesta Purchaser Inc 9.625% 9/15/2032 (d)	785,000	843,412
Kraft Heinz Foods Co 5.5% 6/1/2050	855,000	773,535
Lamb Weston Holdings Inc 4.125% 1/31/2030 (d)(m)	2,290,000	2,195,542
Post Holdings Inc 4.625% 4/15/2030 (d)	625,000	602,740
Post Holdings Inc 6.25% 10/15/2034 (d)(m)	1,515,000	1,523,973
Post Holdings Inc 6.25% 2/15/2032 (d)(m)	4,185,000	4,299,109
TreeHouse Foods Inc 4% 9/1/2028	860,000	798,844
		18,771,872
Household Products - 0.1%
Central Garden & Pet Co 4.125% 10/15/2030 (m)	1,675,000	1,584,286
Personal Care Products - 0.0%
BellRing Brands Inc 7% 3/15/2030 (d)	845,000	873,959
Tobacco - 0.0%
Turning Point Brands Inc 7.625% 3/15/2032 (d)	1,490,000	1,557,659
TOTAL CONSUMER STAPLES		60,049,856

Energy - 8.4%
Energy Equipment & Services - 0.7%
Archrock Partners LP / Archrock Partners Finance Corp 6.25% 4/1/2028 (d)(m)	2,625,000	2,633,791
Archrock Partners LP / Archrock Partners Finance Corp 6.875% 4/1/2027 (d)	252,000	252,230
KLX Energy Services Holdings Inc CME Term SOFR 3 month Index + 8.5%, 12.8524% 3/12/2030 pay-in-kind (d)(e)(f)	2,782,891	2,643,746
Nabors Industries Inc 8.875% 8/15/2031 (d)	845,000	761,017
Nabors Industries Ltd 7.5% 1/15/2028 (d)	4,840,000	4,858,315
Transocean Inc 8.25% 5/15/2029 (d)	705,000	681,928
Transocean Inc 8.5% 5/15/2031 (d)	1,405,000	1,320,101
		13,151,128
Oil, Gas & Consumable Fuels - 7.7%
Alpha Natural Resources Inc 9.75% (h)(j)	1,099,000	0
Ascent Resources Utica Holdings LLC / ARU Finance Corp 6.625% 7/15/2033 (d)	2,230,000	2,263,686
Blue Racer Midstream LLC / Blue Racer Finance Corp 7.25% 7/15/2032 (d)	2,120,000	2,249,812
California Resources Corp 8.25% 6/15/2029 (d)	4,065,000	4,199,860
Caturus Energy LLC 8.5% 2/15/2030 (d)	1,365,000	1,416,190
CITGO Petroleum Corp 6.375% 6/15/2026 (d)	2,760,000	2,758,244
CNX Resources Corp 6% 1/15/2029 (d)	1,385,000	1,387,980
CNX Resources Corp 7.25% 3/1/2032 (d)(m)	2,585,000	2,682,315
CNX Resources Corp 7.375% 1/15/2031 (d)(m)	2,185,000	2,266,101
Comstock Resources Inc 5.875% 1/15/2030 (d)	5,120,000	4,805,226
Comstock Resources Inc 6.75% 3/1/2029 (d)(m)	3,795,000	3,741,283
Comstock Resources Inc 6.75% 3/1/2029 (d)	1,345,000	1,323,894
CQP Holdco LP / BIP-V Chinook Holdco LLC 5.5% 6/15/2031 (d)(m)	7,640,000	7,534,999
Delek Logistics Partners LP / Delek Logistics Finance Corp 7.125% 6/1/2028 (d)	1,520,000	1,525,846
DT Midstream Inc 4.125% 6/15/2029 (d)	3,295,000	3,202,338
DT Midstream Inc 4.375% 6/15/2031 (d)	3,295,000	3,170,119
EQT Corp 3.625% 5/15/2031 (d)	1,720,000	1,606,614
Excelerate Energy LP 8% 5/15/2030 (d)(m)	1,695,000	1,804,983
Expand Energy Corp 4.75% 2/1/2032	2,135,000	2,078,067
Expand Energy Corp 5.375% 2/1/2029	1,625,000	1,628,063
Global Partners LP / GLP Finance Corp 6.875% 1/15/2029	2,395,000	2,427,108
Global Partners LP / GLP Finance Corp 7.125% 7/1/2033 (d)	725,000	742,035
Global Partners LP / GLP Finance Corp 8.25% 1/15/2032 (d)	820,000	862,025
Harvest Midstream I LP 7.5% 9/1/2028 (d)	5,845,000	5,907,781
Hess Midstream Operations LP 4.25% 2/15/2030 (d)	2,060,000	2,000,334
Hess Midstream Operations LP 5.125% 6/15/2028 (d)	3,125,000	3,118,053
Hess Midstream Operations LP 5.5% 10/15/2030 (d)	1,020,000	1,025,544
Howard Midstream Energy Partners LLC 7.375% 7/15/2032 (d)(m)	3,235,000	3,373,519
Magnolia Oil & Gas Operating LLC / Magnolia Oil & Gas Finance Corp 6.875% 12/1/2032 (d)	4,865,000	4,998,213
Murphy Oil USA Inc 3.75% 2/15/2031 (d)(m)	3,475,000	3,217,126
Northern Oil & Gas Inc 8.125% 3/1/2028 (d)(m)	3,610,000	3,637,227
Northern Oil & Gas Inc 8.75% 6/15/2031 (d)	2,390,000	2,455,323
Occidental Petroleum Corp 4.4% 4/15/2046	1,750,000	1,325,867
Occidental Petroleum Corp 4.5% 7/15/2044	815,000	613,678
ONEOK Inc 5.625% 1/15/2028 (d)	1,060,000	1,084,582
ONEOK Inc 6.5% 9/1/2030 (d)(m)	2,150,000	2,313,763
PBF Holding Co LLC / PBF Finance Corp 6% 2/15/2028	3,175,000	3,118,638
PBF Holding Co LLC / PBF Finance Corp 7.875% 9/15/2030 (d)	3,440,000	3,330,916
PBF Holding Co LLC / PBF Finance Corp 9.875% 3/15/2030 (d)	3,850,000	3,974,894
Permian Resources Operating LLC 5.875% 7/1/2029 (d)	3,410,000	3,410,000
Permian Resources Operating LLC 6.25% 2/1/2033 (d)	3,860,000	3,931,811
Sunoco LP / Sunoco Finance Corp 4.5% 5/15/2029 (m)	3,080,000	3,002,209
Sunoco LP 6.25% 7/1/2033 (d)(m)	4,945,000	5,053,914
Sunoco LP 7.25% 5/1/2032 (d)(m)	1,665,000	1,761,368
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp 6% 12/31/2030 (d)(m)	2,370,000	2,334,920
Venture Global Calcasieu 3.875% 8/15/2029 (d)	2,030,000	1,946,142
Venture Global Calcasieu 4.125% 8/15/2031 (d)	585,000	549,256
Venture Global Plaquemines LNG LLC 6.5% 1/15/2034 (d)	1,765,000	1,842,602
Venture Global Plaquemines LNG LLC 6.75% 1/15/2036 (d)	2,975,000	3,122,115
Venture Global Plaquemines LNG LLC 7.5% 5/1/2033 (d)	1,880,000	2,062,121
Venture Global Plaquemines LNG LLC 7.75% 5/1/2035 (d)	1,920,000	2,137,812
Vnom Sub Inc 5.375% 11/1/2027 (d)	1,105,000	1,104,275
		133,430,791
TOTAL ENERGY		146,581,919

Financials - 8.0%
Capital Markets - 1.9%
Aretec Group Inc 10% 8/15/2030 (d)	3,020,000	3,296,390
Coinbase Global Inc 3.375% 10/1/2028 (d)	4,055,000	3,847,665
Coinbase Global Inc 3.625% 10/1/2031 (d)(m)	6,385,000	5,714,859
Focus Financial Partners LLC 6.75% 9/15/2031 (d)(m)	3,140,000	3,244,798
Hightower Holding LLC 6.75% 4/15/2029 (d)	970,000	966,685
Jane Street Group / JSG Finance Inc 6.125% 11/1/2032 (d)	2,335,000	2,345,792
Jane Street Group / JSG Finance Inc 6.75% 5/1/2033 (d)	2,785,000	2,877,896
Jane Street Group / JSG Finance Inc 7.125% 4/30/2031 (d)	3,040,000	3,176,050
Jefferies Finance LLC / JFIN Co-Issuer Corp 6.625% 10/15/2031 (d)(m)	4,690,000	4,702,944
MSCI Inc 4% 11/15/2029 (d)	2,265,000	2,214,001
		32,387,080
Consumer Finance - 0.5%
Ally Financial Inc 8% 11/1/2031	2,573,000	2,933,717
Ally Financial Inc 8% 11/1/2031	1,623,000	1,857,451
OneMain Finance Corp 7.125% 11/15/2031	1,730,000	1,797,408
OneMain Finance Corp 7.125% 3/15/2026	1,572,000	1,589,320
RFNA LP 7.875% 2/15/2030 (d)(m)	1,065,000	1,102,222
		9,280,118
Financial Services - 3.2%
Block Inc 2.75% 6/1/2026	3,055,000	3,003,238
Block Inc 3.5% 6/1/2031 (m)	3,255,000	3,006,985
Block Inc 5.625% 8/15/2030 (d)	1,665,000	1,701,965
Block Inc 6% 8/15/2033 (d)	1,315,000	1,350,046
Block Inc 6.5% 5/15/2032	3,805,000	3,942,472
Boost Newco Borrower LLC 7.5% 1/15/2031 (d)	6,810,000	7,224,988
Clue Opco LLC 9.5% 10/15/2031 (d)(m)	2,745,000	2,922,341
Freedom Mortgage Holdings LLC 8.375% 4/1/2032 (d)	1,430,000	1,474,877
Icahn Enterprises LP / Icahn Enterprises Finance Corp 10% 11/15/2029 (d)	2,560,000	2,534,103
Icahn Enterprises LP / Icahn Enterprises Finance Corp 5.25% 5/15/2027 (m)	6,375,000	6,218,907
Icahn Enterprises LP / Icahn Enterprises Finance Corp 9% 6/15/2030	3,115,000	2,967,458
NFE Financing LLC 12% 11/15/2029 (d)	6,720,000	2,469,600
PennyMac Financial Services Inc 6.875% 2/15/2033 (d)	2,150,000	2,196,771
Raven Acquisition Holdings LLC 6.875% 11/15/2031 (d)	4,865,000	4,956,048
Rocket Cos Inc 6.125% 8/1/2030 (d)	885,000	910,621
Rocket Cos Inc 6.375% 8/1/2033 (d)	2,645,000	2,744,783
Walker & Dunlop Inc 6.625% 4/1/2033 (d)	1,100,000	1,144,451
Windstream Services LLC / Windstream Escrow Finance Corp 8.25% 10/1/2031 (d)	5,425,000	5,642,960
		56,412,614
Insurance - 2.4%
Acrisure LLC / Acrisure Finance Inc 6% 8/1/2029 (d)	2,255,000	2,209,914
Acrisure LLC / Acrisure Finance Inc 6.75% 7/1/2032 (d)	955,000	979,834
Acrisure LLC / Acrisure Finance Inc 7.5% 11/6/2030 (d)	2,105,000	2,180,974
Acrisure LLC / Acrisure Finance Inc 8.5% 6/15/2029 (d)	3,305,000	3,475,013
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 5.875% 11/1/2029 (d)	3,225,000	3,186,498
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 6.5% 10/1/2031 (d)	1,545,000	1,579,339
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 6.75% 10/15/2027 (d)	10,645,000	10,670,538
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 7.375% 10/1/2032 (d)	1,205,000	1,241,433
AmWINS Group Inc 4.875% 6/30/2029 (d)	1,400,000	1,365,802
Amynta Agency Borrower Inc and Amynta Warranty Borrower Inc 7.5% 7/15/2033 (d)	3,180,000	3,248,357
HUB International Ltd 7.25% 6/15/2030 (d)	6,635,000	6,940,037
Panther Escrow Issuer LLC 7.125% 6/1/2031 (d)	3,120,000	3,237,593
Ryan Specialty LLC 5.875% 8/1/2032 (d)	910,000	916,224
		41,231,556
TOTAL FINANCIALS		139,311,368

Health Care - 6.7%
Biotechnology - 0.0%
Emergent BioSolutions Inc 3.875% 8/15/2028 (d)	1,470,000	1,230,744
Health Care Equipment & Supplies - 0.8%
Avantor Funding Inc 3.875% 11/1/2029 (d)(m)	2,990,000	2,840,949
Avantor Funding Inc 4.625% 7/15/2028 (d)	2,465,000	2,426,021
Hologic Inc 3.25% 2/15/2029 (d)(m)	2,525,000	2,412,300
Insulet Corp 6.5% 4/1/2033 (d)	625,000	647,968
Medline Borrower LP 3.875% 4/1/2029 (d)	3,300,000	3,168,814
Medline Borrower LP/Medline Co-Issuer Inc 6.25% 4/1/2029 (d)(m)	2,705,000	2,778,833
		14,274,885
Health Care Providers & Services - 4.1%
Acadia Healthcare Co Inc 7.375% 3/15/2033 (d)	1,105,000	1,150,729
AHP Health Partners Inc 5.75% 7/15/2029 (d)	2,665,000	2,646,184
CHS/Community Health Systems Inc 10.875% 1/15/2032 (d)	885,000	936,534
CHS/Community Health Systems Inc 4.75% 2/15/2031 (d)	12,575,000	10,718,857
CHS/Community Health Systems Inc 5.25% 5/15/2030 (d)	5,265,000	4,719,151
CHS/Community Health Systems Inc 6.125% 4/1/2030 (d)	9,510,000	6,834,099
CHS/Community Health Systems Inc 6.875% 4/15/2029 (d)	3,115,000	2,476,420
DaVita Inc 3.75% 2/15/2031 (d)(m)	3,345,000	3,052,324
DaVita Inc 4.625% 6/1/2030 (d)	3,480,000	3,350,281
DaVita Inc 6.75% 7/15/2033 (d)	2,615,000	2,710,259
DaVita Inc 6.875% 9/1/2032 (d)(m)	1,535,000	1,588,007
Encompass Health Corp 5.75% 9/15/2025	1,372,000	1,370,628
HAH Group Holding Co LLC 9.75% 10/1/2031 (d)	1,395,000	1,289,809
HealthEquity Inc 4.5% 10/1/2029 (d)	1,005,000	971,522
Molina Healthcare Inc 3.875% 5/15/2032 (d)	3,495,000	3,124,968
Molina Healthcare Inc 6.25% 1/15/2033 (d)	945,000	951,720
Team Health Holdings Inc 8.375% 6/30/2028 (d)	1,740,000	1,761,350
Tenet Healthcare Corp 4.375% 1/15/2030 (m)	4,045,000	3,927,979
Tenet Healthcare Corp 6.125% 10/1/2028 (m)	7,640,000	7,645,516
Tenet Healthcare Corp 6.125% 6/15/2030	3,505,000	3,558,532
Tenet Healthcare Corp 6.75% 5/15/2031 (m)	5,280,000	5,487,816
Tenet Healthcare Corp 6.875% 11/15/2031	330,000	354,364
		70,627,049
Health Care Technology - 0.1%
IQVIA Inc 6.5% 5/15/2030 (d)(m)	1,875,000	1,944,281
Pharmaceuticals - 1.7%
1261229 BC Ltd 10% 4/15/2032 (d)	11,610,000	12,055,255
Amneal Pharmaceuticals LLC 6.875% 8/1/2032 (d)	1,665,000	1,713,144
Bausch Health Americas Inc 8.5% 1/31/2027 (d)	2,025,000	2,019,938
Bausch Health Cos Inc 5.25% 1/30/2030 (d)	3,200,000	2,329,952
Bausch Health Cos Inc 5.25% 2/15/2031 (d)	430,000	290,250
Endo Finance Holdings Inc 8.5% 4/15/2031 (d)(m)	2,040,000	2,171,798
Jazz Securities DAC 4.375% 1/15/2029 (d)	1,980,000	1,938,314
Organon & Co / Organon Foreign Debt Co-Issuer BV 4.125% 4/30/2028 (d)(m)	3,855,000	3,691,726
Organon & Co / Organon Foreign Debt Co-Issuer BV 5.125% 4/30/2031 (d)(m)	3,845,000	3,294,718
		29,505,095
TOTAL HEALTH CARE		117,582,054

Industrials - 10.3%
Aerospace & Defense - 2.7%
AAR Escrow Issuer LLC 6.75% 3/15/2029 (d)	2,285,000	2,351,305
ATI Inc 4.875% 10/1/2029 (m)	1,455,000	1,425,386
ATI Inc 5.125% 10/1/2031 (m)	845,000	824,736
ATI Inc 5.875% 12/1/2027	3,530,000	3,524,843
Moog Inc 4.25% 12/15/2027 (d)	735,000	723,508
OneSky Flight LLC 8.875% 12/15/2029 (d)	1,315,000	1,381,523
TransDigm Inc 4.625% 1/15/2029 (m)	8,515,000	8,332,057
TransDigm Inc 6% 1/15/2033 (d)	1,545,000	1,562,346
TransDigm Inc 6.25% 1/31/2034 (d)(m)	590,000	605,370
TransDigm Inc 6.375% 3/1/2029 (d)	5,895,000	6,035,496
TransDigm Inc 6.375% 5/31/2033 (d)	8,505,000	8,618,023
TransDigm Inc 6.625% 3/1/2032 (d)	2,360,000	2,430,078
TransDigm Inc 6.75% 1/31/2034 (d)	3,040,000	3,138,076
TransDigm Inc 6.875% 12/15/2030 (d)	5,310,000	5,506,443
		46,459,190
Building Products - 1.1%
Advanced Drainage Systems Inc 5% 9/30/2027 (d)	505,000	501,411
Advanced Drainage Systems Inc 6.375% 6/15/2030 (d)	2,620,000	2,672,141
Builders FirstSource Inc 6.375% 3/1/2034 (d)(m)	5,170,000	5,324,743
EMRLD Borrower LP / Emerald Co-Issuer Inc 6.625% 12/15/2030 (d)	5,915,000	6,074,859
EMRLD Borrower LP / Emerald Co-Issuer Inc 6.75% 7/15/2031 (d)	1,890,000	1,954,921
Masterbrand Inc 7% 7/15/2032 (d)(m)	1,055,000	1,092,878
Miter Brands Acquisition Holdco Inc / MIWD Borrower LLC 6.75% 4/1/2032 (d)	1,065,000	1,097,869
MIWD Holdco II LLC / MIWD Finance Corp 5.5% 2/1/2030 (d)(m)	590,000	579,993
		19,298,815
Commercial Services & Supplies - 2.5%
Allied Universal Holdco LLC / Allied Universal Finance Corp 6% 6/1/2029 (d)	2,905,000	2,872,924
Allied Universal Holdco LLC 7.875% 2/15/2031 (d)	7,725,000	8,118,010
Allied Universal Holdco LLC/Allied Universal Finance Corp/Atlas Luxco 4 Sarl 4.625% 6/1/2028 (d)	1,478,000	1,444,788
Artera Services LLC 8.5% 2/15/2031 (d)	2,915,000	2,547,228
Brand Industrial Services Inc 10.375% 8/1/2030 (d)	3,975,000	3,902,597
Brink's Co/The 6.5% 6/15/2029 (d)(m)	3,405,000	3,501,678
Brink's Co/The 6.75% 6/15/2032 (d)(m)	2,895,000	2,999,278
CoreCivic Inc 8.25% 4/15/2029	2,225,000	2,354,869
GEO Group Inc/The 10.25% 4/15/2031	2,570,000	2,833,099
GEO Group Inc/The 8.625% 4/15/2029	1,560,000	1,650,750
Madison IAQ LLC 4.125% 6/30/2028 (d)	2,295,000	2,231,134
Madison IAQ LLC 5.875% 6/30/2029 (d)	3,625,000	3,588,910
Neptune Bidco US Inc 9.29% 4/15/2029 (d)	3,150,000	3,126,375
OT Midco Inc 10% 2/15/2030 (d)	2,155,000	1,472,354
Reworld Holding Corp 4.875% 12/1/2029 (d)	1,355,000	1,310,192
		43,954,186
Construction & Engineering - 0.4%
Arcosa Inc 4.375% 4/15/2029 (d)	1,425,000	1,383,600
Pike Corp 5.5% 9/1/2028 (d)	5,595,000	5,596,623
		6,980,223
Electrical Equipment - 0.9%
GrafTech Global Enterprises Inc 9.875% 12/23/2029 (d)	1,850,000	1,572,499
Sensata Technologies BV 4% 4/15/2029 (d)	5,180,000	4,961,541
Vertiv Group Corp 4.125% 11/15/2028 (d)	3,505,000	3,421,350
WESCO Distribution Inc 6.625% 3/15/2032 (d)(m)	5,170,000	5,360,648
		15,316,038
Ground Transportation - 1.0%
Avis Budget Car Rental LLC / Avis Budget Finance Inc 5.375% 3/1/2029 (d)	1,470,000	1,426,221
Genesee & Wyoming Inc 6.25% 4/15/2032 (d)	4,475,000	4,550,184
Uber Technologies Inc 4.5% 8/15/2029 (d)(m)	7,335,000	7,329,076
Uber Technologies Inc 6.25% 1/15/2028 (d)	2,145,000	2,147,040
Uber Technologies Inc 7.5% 9/15/2027 (d)(m)	1,507,000	1,506,706
		16,959,227
Machinery - 0.2%
Beach Acquisition Bidco LLC 10% 7/15/2033 pay-in-kind (d)(e)	2,615,000	2,775,705
Passenger Airlines - 0.2%
Allegiant Travel Co 7.25% 8/15/2027 (d)	1,545,000	1,571,714
United Airlines Inc 4.625% 4/15/2029 (d)	1,650,000	1,623,755
		3,195,469
Professional Services - 0.2%
Amentum Holdings Inc 7.25% 8/1/2032 (d)(m)	1,585,000	1,653,080
CACI International Inc 6.375% 6/15/2033 (d)	1,745,000	1,799,867
		3,452,947
Trading Companies & Distributors - 1.0%
FTAI Aviation Investors LLC 5.875% 4/15/2033 (d)(m)	2,785,000	2,790,434
FTAI Aviation Investors LLC 7% 5/1/2031 (d)(m)	3,090,000	3,232,091
FTAI Aviation Investors LLC 7% 6/15/2032 (d)(m)	2,250,000	2,348,223
Herc Holdings Inc 7% 6/15/2030 (d)	2,620,000	2,726,775
Herc Holdings Inc 7.25% 6/15/2033 (d)(m)	2,680,000	2,811,283
United Rentals North America Inc 6.125% 3/15/2034 (d)	3,770,000	3,904,890
		17,813,696
Transportation Infrastructure - 0.1%
Beacon Mobility Corp 7.25% 8/1/2030 (d)	1,685,000	1,746,144
TOTAL INDUSTRIALS		177,951,640

Information Technology - 4.0%
Electronic Equipment, Instruments & Components - 0.3%
Coherent Corp 5% 12/15/2029 (d)	1,385,000	1,361,115
Lightning Power LLC 7.25% 8/15/2032 (d)	1,260,000	1,336,673
TTM Technologies Inc 4% 3/1/2029 (d)	2,215,000	2,118,976
		4,816,764
IT Services - 1.0%
ASGN Inc 4.625% 5/15/2028 (d)	6,175,000	6,043,472
CoreWeave Inc 9% 2/1/2031 (d)	3,205,000	3,172,938
CoreWeave Inc 9.25% 6/1/2030 (d)	5,195,000	5,213,625
Go Daddy Operating Co LLC / GD Finance Co Inc 5.25% 12/1/2027 (d)	2,235,000	2,226,095
Sabre GLBL Inc 11.125% 7/15/2030 (d)	1,395,000	1,367,239
		18,023,369
Semiconductors & Semiconductor Equipment - 0.4%
ON Semiconductor Corp 3.875% 9/1/2028 (d)(m)	4,710,000	4,576,787
Synaptics Inc 4% 6/15/2029 (d)(m)	1,210,000	1,154,925
Wolfspeed Inc 7.9583% 6/23/2030 (d)(h)(j)(o)	837,921	835,826
		6,567,538
Software - 2.0%
Cloud Software Group Inc 6.625% 8/15/2033 (d)(m)	2,300,000	2,331,793
Cloud Software Group Inc 8.25% 6/30/2032 (d)(m)	3,590,000	3,838,170
Cloud Software Group Inc 9% 9/30/2029 (d)	3,700,000	3,856,991
Elastic NV 4.125% 7/15/2029 (d)	1,275,000	1,225,227
Ellucian Holdings Inc 6.5% 12/1/2029 (d)	3,630,000	3,692,752
NCR Voyix Corp 5.125% 4/15/2029 (d)	517,000	510,503
SS&C Technologies Inc 6.5% 6/1/2032 (d)	5,145,000	5,338,945
UKG Inc 6.875% 2/1/2031 (d)	5,980,000	6,183,679
X.AI LLC / X.AI Co Issuer Corp 12.5% 6/30/2030	8,690,000	8,645,334
		35,623,394
Technology Hardware, Storage & Peripherals - 0.3%
Seagate Data Storage Technology Pte Ltd 5.875% 7/15/2030 (d)	1,675,000	1,694,979
Seagate Data Storage Technology Pte Ltd 8.25% 12/15/2029 (d)	1,645,000	1,747,311
Seagate Data Storage Technology Pte Ltd 8.5% 7/15/2031 (d)	1,760,000	1,867,692
		5,309,982
TOTAL INFORMATION TECHNOLOGY		70,341,047

Materials - 3.9%
Chemicals - 2.2%
Advancion Sciences Inc 9.25% 11/1/2026 pay-in-kind (d)(e)	7,311,721	6,489,152
Axalta Coating Systems LLC / Axalta Coating Systems Dutch Holding B BV 4.75% 6/15/2027 (d)	2,445,000	2,433,657
Chemours Co/The 4.625% 11/15/2029 (d)(m)	4,435,000	3,960,215
Chemours Co/The 5.375% 5/15/2027	1,565,000	1,559,226
Chemours Co/The 8% 1/15/2033 (d)(m)	1,715,000	1,677,642
Inversion Escrow Issuer LLC 6.75% 8/1/2032 (d)(m)	4,280,000	4,238,200
LSB Industries Inc 6.25% 10/15/2028 (d)	270,000	267,878
Olympus Water US Holding Corp 7.125% 10/1/2027 (d)(m)	2,110,000	2,148,096
Olympus Water US Holding Corp 9.75% 11/15/2028 (d)	2,105,000	2,206,783
Scih Salt Hldgs Inc 4.875% 5/1/2028 (d)	3,430,000	3,351,563
Scih Salt Hldgs Inc 6.625% 5/1/2029 (d)	2,255,000	2,264,065
Scotts Miracle-Gro Co/The 4% 4/1/2031	1,495,000	1,375,486
Tronox Inc 4.625% 3/15/2029 (d)(m)	2,210,000	1,631,494
WR Grace Holdings LLC 4.875% 6/15/2027 (d)	2,249,000	2,230,904
WR Grace Holdings LLC 5.625% 8/15/2029 (d)	3,075,000	2,877,065
		38,711,426
Construction Materials - 0.3%
Quikrete Holdings Inc 6.375% 3/1/2032 (d)	3,005,000	3,099,209
Quikrete Holdings Inc 6.75% 3/1/2033 (d)(m)	3,005,000	3,114,779
		6,213,988
Containers & Packaging - 0.7%
Berry Global Inc 4.875% 7/15/2026 (d)	631,000	630,195
Clydesdale Acquisition Holdings Inc 6.625% 4/15/2029 (d)	1,170,000	1,186,760
Clydesdale Acquisition Holdings Inc 6.75% 4/15/2032 (d)(m)	2,810,000	2,887,178
Clydesdale Acquisition Holdings Inc 8.75% 4/15/2030 (d)(m)	2,260,000	2,328,984
Crown Americas LLC / Crown Americas Capital Corp 5.875% 6/1/2033 (d)(m)	2,730,000	2,761,409
Graham Packaging Co Inc 7.125% 8/15/2028 (d)	1,430,000	1,430,445
Graphic Packaging International LLC 3.75% 2/1/2030 (d)	1,185,000	1,112,884
		12,337,855
Metals & Mining - 0.7%
Alcoa Nederland Holding BV 4.125% 3/31/2029 (d)	2,870,000	2,763,768
Alcoa Nederland Holding BV 7.125% 3/15/2031 (d)	555,000	585,371
Arsenal AIC Parent LLC 8% 10/1/2030 (d)	910,000	963,859
Cleveland-Cliffs Inc 4.875% 3/1/2031 (d)	1,770,000	1,618,310
Cleveland-Cliffs Inc 7% 3/15/2032 (d)(m)	4,535,000	4,508,457
Commercial Metals Co 3.875% 2/15/2031	1,125,000	1,044,278
		11,484,043
TOTAL MATERIALS		68,747,312

Real Estate - 2.5%
Diversified REITs - 1.0%
Uniti Group LP / Uniti Fiber Holdings Inc / CSL Capital LLC 6% 1/15/2030 (d)	5,110,000	4,696,790
Uniti Group LP / Uniti Group Finance 2019 Inc / CSL Capital LLC 10.5% 2/15/2028 (d)	3,662,000	3,853,266
Uniti Group LP / Uniti Group Finance 2019 Inc / CSL Capital LLC 4.75% 4/15/2028 (d)(m)	2,235,000	2,180,452
Uniti Group LP / Uniti Group Finance 2019 Inc / CSL Capital LLC 6.5% 2/15/2029 (d)	4,890,000	4,657,239
Uniti Group LP / Uniti Group Finance 2019 Inc / CSL Capital LLC 8.625% 6/15/2032 (d)	2,575,000	2,532,021
		17,919,768
Health Care REITs - 0.2%
MPT Operating Partnership LP / MPT Finance Corp 3.5% 3/15/2031	700,000	492,840
MPT Operating Partnership LP / MPT Finance Corp 5% 10/15/2027	1,380,000	1,308,085
MPT Operating Partnership LP / MPT Finance Corp 8.5% 2/15/2032 (d)	1,860,000	1,950,078
		3,751,003
Hotel & Resort REITs - 0.1%
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co-Issuer 7% 2/1/2030 (d)(m)	925,000	955,137
Real Estate Management & Development - 1.1%
Anywhere Real Estate Group LLC / Realogy Co-Issuer Corp 5.25% 4/15/2030 (d)	3,555,000	3,115,392
Anywhere Real Estate Group LLC / Realogy Co-Issuer Corp 5.75% 1/15/2029 (d)	3,835,000	3,553,203
Anywhere Real Estate Group LLC / Realogy Co-Issuer Corp 9.75% 4/15/2030 (d)	1,640,000	1,742,108
Kennedy-Wilson Inc 4.75% 3/1/2029 (m)	2,840,000	2,704,555
Kennedy-Wilson Inc 5% 3/1/2031 (m)	2,840,000	2,651,355
Taylor Morrison Communities Inc 5.75% 1/15/2028 (d)	3,395,000	3,437,794
Weekley Homes LLC / Weekley Finance Corp 4.875% 9/15/2028 (d)	1,185,000	1,153,721
		18,358,128
Specialized REITs - 0.1%
Millrose Properties Inc 6.375% 8/1/2030 (d)	1,730,000	1,745,570
SBA Communications Corp 3.125% 2/1/2029	730,000	686,032
		2,431,602
TOTAL REAL ESTATE		43,415,638

Utilities - 3.9%
Electric Utilities - 3.8%
Clearway Energy Operating LLC 4.75% 3/15/2028 (d)	3,390,000	3,352,229
DPL Inc 4.35% 4/15/2029 (m)	9,945,000	9,842,864
NRG Energy Inc 3.875% 2/15/2032 (d)(m)	132,000	121,243
NRG Energy Inc 6% 2/1/2033 (d)	3,645,000	3,694,073
NRG Energy Inc 6.25% 11/1/2034 (d)	3,645,000	3,737,025
Pacific Gas and Electric Co 3.75% 8/15/2042	350,000	255,547
Pacific Gas and Electric Co 3.95% 12/1/2047	2,495,000	1,802,071
Pacific Gas and Electric Co 4.55% 7/1/2030	4,465,000	4,422,058
Pacific Gas and Electric Co 4.95% 7/1/2050	16,400,000	13,579,397
PG&E Corp 5.25% 7/1/2030	17,060,000	16,626,151
PG&E Corp 7.375% 3/15/2055 (e)	1,257,000	1,247,427
Vistra Operations Co LLC 5.625% 2/15/2027 (d)	2,000,000	2,000,810
XPLR Infrastructure Operating Partners LP 8.375% 1/15/2031 (d)(m)	2,705,000	2,828,708
XPLR Infrastructure Operating Partners LP 8.625% 3/15/2033 (d)(m)	2,300,000	2,425,667
		65,935,270
Independent Power and Renewable Electricity Producers - 0.1%
Alpha Generation LLC 6.75% 10/15/2032 (d)(m)	1,650,000	1,701,110
Sunnova Energy Corp 5.875% (d)(j)	2,820,000	8,460
		1,709,570
TOTAL UTILITIES		67,644,840

TOTAL UNITED STATES		1,191,239,255
ZAMBIA - 0.3%
Materials - 0.3%
Metals & Mining - 0.3%
First Quantum Minerals Ltd 7.25% 2/15/2034 (d)	1,065,000	1,075,278
First Quantum Minerals Ltd 8% 3/1/2033 (d)	1,555,000	1,614,917
First Quantum Minerals Ltd 9.375% 3/1/2029 (d)	1,755,000	1,860,125

TOTAL ZAMBIA		4,550,320
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $1,361,708,976)		1,355,881,172

Preferred Securities - 1.4%
	Principal Amount (a)	Value ($)
FRANCE - 0.1%
Financials - 0.1%
Banks - 0.1%
BNP Paribas SA 7.45% (d)(e)(n)	2,560,000	2,640,789
JAPAN - 0.3%
Financials - 0.3%
Banks - 0.2%
Sumitomo Mitsui Financial Group Inc 6.45% (e)(n)	2,865,000	2,950,286
Capital Markets - 0.1%
Nomura Holdings Inc 7% (e)(n)	2,055,000	2,130,640
TOTAL JAPAN		5,080,926
SWITZERLAND - 0.2%
Financials - 0.2%
Capital Markets - 0.2%
UBS Group AG 6.6% (d)(e)(n)	1,680,000	1,688,024
UBS Group AG 7% (d)(e)(n)	1,680,000	1,702,108

TOTAL SWITZERLAND		3,390,132
UNITED KINGDOM - 0.2%
Financials - 0.2%
Banks - 0.2%
Barclays PLC 7.625% (e)(n)	1,180,000	1,237,942
HSBC Holdings PLC 6.95% (e)(n)	1,415,000	1,455,241

TOTAL UNITED KINGDOM		2,693,183
UNITED STATES - 0.6%
Financials - 0.6%
Banks - 0.6%
Bank of America Corp 6.25% (e)(n)	3,530,000	3,556,544
Citigroup Inc 6.75% (e)(n)	3,592,000	3,632,310
Citigroup Inc 6.875% (e)(n)	3,657,000	3,748,837

TOTAL UNITED STATES		10,937,691
TOTAL PREFERRED SECURITIES (Cost $24,185,038)		24,742,721

Money Market Funds - 11.0%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (p)	4.36	57,018,151	57,029,555
Fidelity Securities Lending Cash Central Fund (p)(i)	4.36	134,536,261	134,549,715
TOTAL MONEY MARKET FUNDS (Cost $191,579,270)			191,579,270

TOTAL INVESTMENT IN SECURITIES - 106.4% (Cost $1,828,730,437)	1,854,389,113
NET OTHER ASSETS (LIABILITIES) - (6.4)%	(111,141,178)
NET ASSETS - 100.0%	1,743,247,935

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Interest Rate Contracts
CBOT 10Y US Treasury Notes Contracts (United States)	279	12/19/2025	31,391,859	177,281	177,281

The notional amount of futures purchased as a percentage of Net Assets is 1.8%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $36,054,611 or 2.1% of net assets.

(c)	Affiliated Fund
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,143,038,623 or 65.6% of net assets.

(e)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(f)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(g)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(h)	Level 3 security
(i)	Investment made with cash collateral received from securities on loan.
(j)	Non-income producing - Security is in default.
(k)
Position or a portion of the position represents an unfunded loan commitment.  At period end, the total principal amount and market value of unfunded commitments totaled $444,895 and $447,923, respectively.

(l)	Non-income producing.
(m)	Security or a portion of the security is on loan at period end.
(n)	Security is perpetual in nature with no stated maturity date.
(o)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(p)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Fidelity Private Credit Company LLC	4/15/2022 - 8/4/2025	35,511,357

New Cotai LLC / New Cotai Capital Corp	9/11/2020	6,590,796

Northeast Grocery Inc	11/8/2021	90,888

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	79,924,290	867,795,297	890,690,032	3,924,287	-	-	57,029,555	57,018,151	0.1%
Fidelity Securities Lending Cash Central Fund	33,680,980	626,913,947	526,045,212	237,690	-	-	134,549,715	134,536,261	0.5%
Total	113,605,270	1,494,709,244	1,416,735,244	4,161,977	-	-	191,579,270

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Private Credit Company LLC	28,374,118	7,033,458	-	4,647,498	-	(693,226)	34,249,390	3,578,118
	28,374,118	7,033,458	-	4,647,498	-	(693,226)	34,249,390

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Alternative Funds	34,249,390	-	34,249,390	-

Asset-Backed Securities	4,861,681	-	4,861,681	-

Bank Loan Obligations
Communication Services	30,184,453	-	30,184,453	-
Consumer Discretionary	16,625,095	-	16,625,095	-
Consumer Staples	11,932,641	-	11,932,641	-
Energy	2,223,278	-	2,223,277	1
Financials	19,931,687	-	10,411,591	9,520,096
Health Care	9,985,271	-	9,985,271	-
Industrials	22,816,384	-	14,810,668	8,005,716
Information Technology	33,885,825	-	27,607,485	6,278,340
Materials	4,799,137	-	4,799,137	-

Common Stocks
Communication Services	37,000	17,474	-	19,526
Consumer Discretionary	1,395,893	257,552	-	1,138,341
Consumer Staples	1,246,748	-	-	1,246,748
Energy	53,123,221	7,349,482	941,594	44,832,145
Industrials	44,072	-	-	44,072
Utilities	5,357,652	5,357,015	-	637

Convertible Corporate Bonds
Communication Services	7,201,160	-	7,201,160	-
Consumer Discretionary	2,619,944	-	-	2,619,944
Financials	47,269	-	47,269	-
Information Technology	1,054,268	-	1,054,268	-

Convertible Preferred Stocks
Financials	18,563,881	-	4,688,068	13,875,813

Non-Convertible Corporate Bonds
Communication Services	241,544,976	-	241,544,976	-
Consumer Discretionary	132,123,051	-	132,123,051	-
Consumer Staples	67,742,564	-	67,742,564	-
Energy	156,698,577	-	156,698,577	-
Financials	141,060,525	-	141,060,525	-
Health Care	122,407,889	-	122,407,889	-
Industrials	196,343,686	-	196,343,686	-
Information Technology	77,255,376	-	76,419,550	835,826
Materials	103,651,066	-	103,651,066	-
Real Estate	43,415,638	-	43,415,638	-
Utilities	73,637,824	-	73,637,824	-

Preferred Securities
Financials	24,742,721	-	24,742,721	-

Money Market Funds	191,579,270	191,579,270	-	-
Total Investments in Securities:	1,854,389,113	204,560,793	1,561,411,115	88,417,205
Derivative Instruments:

Assets
Futures Contracts	177,281	177,281	-	-
Total Assets	177,281	177,281	-	-
Total Derivative Instruments:	177,281	177,281	-	-
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value. Beginning balances have been updated to conform to current period presentation, as applicable.
	Beginning Balance ($)	Net Realized Gain (Loss) on Investment Securities ($)	Net Unrealized Gain (Loss) on Investment Securities ($)	Cost of Purchases ($)	Proceeds of Sales ($)	Amortization/ Accretion ($)	Transfers into Level 3 ($)	Transfers out of Level 3 ($)	Ending Balance ($)	The change in unrealized gain (loss) for the period attributable to Level 3 securities held at August 31, 2025 ($)
Bank Loan Obligations	34,359,754	277,466	(797,931)	504,039	(10,612,173)	72,998	-	-	23,804,153	(507,158)
Common Stocks	24,418,666	(625,789)	24,643,468	2,245,173	(3,400,049)	-	-	-	47,281,469	24,249,471
Convertible Preferred Stocks	-	-	715,924	13,159,889	-	-	-	-	13,875,813	715,924
Convertible Corporate Bonds	3,076,585	-	(558,221)	87,110	-	14,470	-	-	2,619,944	(558,221)
Non-Convertible Corporate Bonds	905,338	-	(874,062)	804,544	-	6	-	-	835,826	31,276

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Cost of purchases and proceeds of sales may include securities received and/or delivered through in-kind transactions, corporate actions or exchanges. Transfers into Level 3 were attributable to a lack of observable market data resulting from decreases in market activity, decreases in liquidity, security restructurings or corporate actions. Transfers out of Level 3 were attributable to observable market data becoming available for those securities. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2025. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Interest Rate Risk
Futures Contracts (a)	177,281	-
Total Interest Rate Risk	177,281	-
Total Value of Derivatives	177,281	-

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Financial Statements
Statement of Assets and Liabilities
As of August 31, 2025
Assets
Investment in securities, at value (including securities loaned of $129,469,231) - See accompanying schedule:
Unaffiliated issuers (cost $1,602,104,769)	$1,628,560,453
Fidelity Central Funds (cost $191,579,270)	191,579,270
Other affiliated issuers (cost $35,046,398)	34,249,390

Total Investment in Securities (cost $1,828,730,437)		$1,854,389,113
Segregated cash with brokers for derivative instruments		545,625
Receivable for investments sold		320,576
Receivable for fund shares sold		58,817
Dividends receivable		140,631
Interest receivable		25,935,161
Distributions receivable from Fidelity Central Funds		330,435
Receivable from investment adviser for expense reductions		21,087
Total assets		1,881,741,445
Liabilities
Payable to custodian bank	$8,698
Payable for investments purchased	3,761,752
Payable for fund shares redeemed	151,117
Payable for daily variation margin on futures contracts	21,797
Other payables and accrued expenses	431
Collateral on securities loaned	134,549,715
Total liabilities		138,493,510
Commitments and contingent liabilities (see Significant Accounting Policies and Litigation notes)
Net Assets		$1,743,247,935
Net Assets consist of:
Paid in capital		$1,729,193,425
Total accumulated earnings (loss)		14,054,510
Net Assets		$1,743,247,935
Net Asset Value, offering price and redemption price per share ($1,743,247,935 ÷ 15,823,428 shares)		$110.17
Statement of Operations
Year ended August 31, 2025
Investment Income
Dividends (including $4,647,498 earned from affiliated issuers)		$6,366,348
Interest		102,213,313
Income from Fidelity Central Funds (including $237,690 from security lending)		4,161,977
Payment from investment adviser		237,131
Total income		112,978,769
Expenses
Custodian fees and expenses	$3,409
Independent trustees' fees and expenses	5,882
Legal	19,183
Total expenses before reductions	28,474
Expense reductions	(3,556)
Total expenses after reductions		24,918
Net Investment income (loss)		112,953,851
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(9,708,773)
Futures contracts	308,731
Total net realized gain (loss)		(9,400,042)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	80,614,230
Affiliated issuers	(693,226)
Futures contracts	177,281
Total change in net unrealized appreciation (depreciation)		80,098,285
Net gain (loss)		70,698,243
Net increase (decrease) in net assets resulting from operations		$183,652,094
Statement of Changes in Net Assets

	Year ended August 31, 2025	Year ended August 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$112,953,851	$95,924,676
Net realized gain (loss)	(9,400,042)	6,116,838
Change in net unrealized appreciation (depreciation)	80,098,285	52,699,471
Net increase (decrease) in net assets resulting from operations	183,652,094	154,740,985
Distributions to shareholders	(112,938,478)	(102,769,717)

Affiliated share transactions
Proceeds from sales of shares	522,418,803	117,837,487
Reinvestment of distributions	112,805,876	102,769,381
Cost of shares redeemed	(350,227,475)	(355,597,698)

Net increase (decrease) in net assets resulting from share transactions	284,997,204	(134,990,830)
Total increase (decrease) in net assets	355,710,820	(83,019,562)

Net Assets
Beginning of period	1,387,537,115	1,470,556,677
End of period	$1,743,247,935	$1,387,537,115

Other Information
Shares
Sold	4,976,402	1,096,239
Issued in reinvestment of distributions	1,045,313	992,495
Redeemed	(3,216,623)	(3,423,697)
Net increase (decrease)	2,805,092	(1,334,963)

Financial Highlights
Fidelity® High Income Central Fund

Years ended August 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$106.58	$102.45	$103.00	$115.51	$106.08
Income from Investment Operations
Net investment income (loss) A,B	7.585	7.286	7.647	6.198	6.202
Net realized and unrealized gain (loss)	3.606	4.648	(.838)	(12.709)	9.246
Total from investment operations	11.191	11.934	6.809	(6.511)	15.448
Distributions from net investment income	(7.601)	(7.804)	(7.276)	(5.999)	(6.018)
Distributions from net realized gain	-	-	(.083)	-	-
Total distributions	(7.601)	(7.804)	(7.359)	(5.999)	(6.018)
Net asset value, end of period	$110.17	$106.58	$102.45	$103.00	$115.51
Total Return C	10.89%	12.14%	6.88%	(5.81)%	14.97%
Ratios to Average Net Assets B,D,E
Expenses before reductions	-% F	-% F	.03%	.04%	-% F
Expenses net of fee waivers, if any	- % F	-% F	.03%	.04%	-% F
Expenses net of all reductions, if any	-% F	-% F	.03%	.04%	-% F
Net investment income (loss)	7.05%	7.04%	7.49%	5.63%	5.62%
Supplemental Data
Net assets, end of period (000 omitted)	$1,743,248	$1,387,537	$1,470,557	$1,880,197	$2,434,406
Portfolio turnover rate G	43%	24%	14%	23%	37%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report. For additional expense information related to investments in Fidelity Private Credit Company LLC, please refer to the Investment in Fidelity Private Credit Company LLC note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
FAmount represents less than .005%.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements

For the period ended August 31, 2025

1. Organization.
Fidelity High Income Central Fund (the Fund) is a fund of Fidelity Central Investment Portfolios LLC (the LLC) and is authorized to issue an unlimited number of shares. Shares of the Fund are only offered to other investment companies and accounts managed by Fidelity Management & Research Company LLC (FMR), or its affiliates (the Investing Funds). The LLC is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware Limited Liability Company.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Investment in Fidelity Private Credit Company LLC.
The Fund invests in Fidelity Private Credit Company LLC, which is an affiliated limited liability company. Fidelity Private Credit Company LLC's units are not registered under the Securities Act of 1933 and are subject to substantial restrictions on transfer. The Fund has no redemption rights under Fidelity Private Credit Company LLC's limited liability company agreement. There will be no trading market for the units.

Based on its investment objective, Fidelity Private Credit Company LLC may invest or participate in various investments or strategies that are similar to those in which the Fund may invest or participate. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of Fidelity Private Credit Company LLC and thus a decline in the value of the Fund. Fidelity Private Credit Company LLC intends to invest primarily in directly originated loans to private companies but also with liquid credit investments, like broadly syndicated loans, and other select private credit investments.

The Schedule of Investments lists Fidelity Private Credit Company LLC as an investment as of period end, but does not include the underlying holdings of Fidelity Private Credit Company LLC. Fidelity Private Credit Company LLC represented less than 5% of the Fund's net assets at period end. The Fund indirectly bears its proportionate share of the expenses of Fidelity Private Credit Company LLC. The annualized expense ratio for Fidelity Private Credit Company LLC for the six month period ended June 30, 2025 was 9.80%.
4. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Directors (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds, bank loan obligations and preferred securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Fidelity Private Credit Company LLC is valued at its net asset value (NAV) each month end and is categorized as Level 2 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker and valuations using NAV as a practical expedient.

Asset Type	Fair Value	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in InputA
Bank Loan Obligations	$23,804,153	Market comparable	Enterprise value/EBITDA multiple (EV/EBITDA)	5.9	Increase
		Recovery value	Recovery value	$0.00	Increase
		Discounted cash flow	Yield	6.6% - 11.4% / 8.7%	Decrease
Common Stocks	$47,281,469	Market comparable	Enterprise value/EBITDA multiple (EV/EBITDA)	3.6 - 11.8 / 6.3	Increase
		Market approach	Transaction price	$0.00 - $13.55 - $13.55	Increase
		Recovery value	Recovery value	$0.00 - $0.22 / $0.04	Increase
		Black scholes	Volatility	45.0%	Increase
			Discount rate	3.7%	Increase
			Term	1.5	Increase
		Discounted cash flow	Discount rate	8.9% - 12.7% / 9.0%	Decrease
		Indicative market price	Bid price	$0.50	Increase
Convertible Corporate Bonds	$2,619,944	Black scholes	Volatility	45.0%	Increase
			Discount rate	3.7%	Increase
			Term	1.5	Increase
Convertible Preferred Stocks	$13,875,813	Market comparable	Enterprise value/EBITDA multiple (EV/EBITDA)	21.5	Increase
Non-Convertible Corporate Bonds	$835,826	Recovery value	Recovery value	$0.00	Increase
		Discounted cash flow	Discount rate	15.5%	Decrease

A Represents the directional change in the fair value of the Level 3 investments that could have resulted from an increase in the corresponding input as of period end. A decrease to the unobservable input would have had the opposite effect. Significant changes in these inputs may have resulted in a significantly higher or lower fair value measurement at period end.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2025, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Paid in Kind (PIK) income is recorded at the fair market value of the securities received. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured. The investment adviser has contractually agreed to reimburse the Fund with respect to the portion of the Fund's assets invested in Fidelity Private Credit Company LLC until December 31, 2025 as presented in the Statement of Operations in payment from investment adviser.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of August 31, 2025, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to partnerships, futures contracts, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$101,894,207
Gross unrealized depreciation	(74,493,551)
Net unrealized appreciation (depreciation)	$27,400,656
Tax Cost	$1,826,988,457

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$558,197
Capital loss carryforward	$(13,904,344)
Net unrealized appreciation (depreciation) on securities and other investments	$27,400,656

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Short-term	$-
Long-term	(13,904,344)
Total capital loss carryforward	$(13,904,344)

The tax character of distributions paid was as follows:

	August 31, 2025	August 31, 2024
Ordinary Income	$112,938,478	$102,769,717

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

Loans and Other Direct Debt Instruments. Direct debt instruments are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate a fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment, participation, or may be made directly to a borrower. Such instruments are presented in the Bank Loan Obligations section in the Schedule of Investments. Certain funds may also invest in unfunded loan commitments, which are contractual obligations for future funding. Information regarding unfunded commitments is included at the end of the Schedule of Investments, if applicable.

Commitments. A commitment is an agreement to acquire an investment at a future date (subject to conditions) in connection with a potential public or non-public offering. Commitments outstanding at period end are presented in the table below. Unrealized appreciation (depreciation) on any commitments outstanding at period end is separately presented in the Statement of Assets and Liabilities as Unrealized appreciation (depreciation) on unfunded commitments, and any change in unrealized appreciation (depreciation) on unfunded commitments during the period is separately presented in the Statement of Operations, as applicable based on contractual conditions of each commitment. The commitment amount for Wolfspeed New 2L Convertible Notes represents the maximum amount of the commitment.

	Investment to be Acquired	Commitment Amount ($)	Unrealized Appreciation (Depreciation)($)
Fidelity High Income Central Fund	Fidelity Private Credit Company LLC	2,700,001	-
Fidelity High Income Central Fund	Wolfspeed New 2L Convertible Notes	471,176	-

New Accounting Pronouncements. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.

In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
5. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period.

Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
6. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity High Income Central Fund	940,357,025	655,242,380
7. Fees and Other Transactions with Affiliates.
Management Fee and Expense Contract. Fidelity Management & Research Company LLC (the investment adviser) provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's expense contract, the investment adviser also pays all other expenses of the Fund, excluding custody fees, the compensation of the independent Directors, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity High Income Central Fund	398

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received, or for non-cash collateral, fees received from borrowers as compensation for the securities loaned. Securities lending income is reduced by any lending agent fees associated with the loan. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations as a component of interest. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity High Income Central Fund	24,204	-	-
9. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $3,556.
10. Other.
A fund's organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.
11. Litigation.
The Fund and other entities managed by FMR or its affiliates are involved with proceedings arising out of disputes in the United States Bankruptcy Court for the Southern District of Texas ("Bankruptcy Court"), relating to the In re Sanchez Energy Corporation chapter 11 bankruptcy case (Case No. 19-34508). A Bankruptcy Court-appointed representative of unsecured creditors asserted that eight million shares of Mesquite Energy, Inc. (formerly known as Sanchez Energy Corporation) (the "Company"), held in escrow pursuant to the terms of the Company's confirmed chapter 11 plan, should be awarded to the unsecured creditors instead of the Company's current equity holders, including the Fund, which were providers of debtor-in-possession financing to the Company during its chapter 11 case and holders of secured notes issued by the Company in 2018. The unsecured creditors also asserted that certain additional equity issued by the Company in 2020 in connection with two post-bankruptcy financings, also held by the Fund, is invalid. In August 2023, the Bankruptcy Court issued an opinion awarding a portion of the eight million shares to the unsecured creditors, diluting the value of the Fund's holdings in Mesquite. The Fund appealed this decision to the U.S. Court of Appeals for the Fifth Circuit. On May 30, 2025, the Fifth Circuit vacated the Bankruptcy Court's decision and ruled in favor of the providers of debtor-in-possession financing, including the Fund. Because additional court proceedings remain pending, and there may be further petitions to appeal the Fifth Circuit's ruling, the matter remains ongoing. The Fund is also incurring legal costs in defending the disputes and has recovered a portion of these legal costs through an insurance claim.
12. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Central Investment Portfolios LLC and the Shareholders of Fidelity High Income Central Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Fidelity High Income Central Fund (the "Fund"), a fund of Fidelity Central Investment Portfolios LLC, including the schedule of investments, as of August 31, 2025, the related statement of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended, financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the "financial statements and financial highlights"). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of August 31, 2025, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of August 31, 2025, by correspondence with the custodian, brokers, and agent banks; when replies were not received from brokers or agent banks, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
October 13, 2025
We have served as the auditor of one or more of the Fidelity investment companies since 1999.

Distributions
 (Unaudited)

The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

A total of 0.51% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $78,191,188 of distributions paid in the calendar year 2024 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund designates $112,938,478 of distributions paid during the fiscal year ended 2025 as qualifying to be taxed as section 163(j) interest dividends.

The fund will notify shareholders in January 2026 of amounts for use in preparing 2025 income tax returns.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity High Income Central Fund
Each year, the Board of Directors, including the Independent Directors (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Directors' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board, acting directly and through its Committees (each of which is composed of and chaired by Independent Directors), requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its May 2025 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. The Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Directors' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and the fact that no fee is payable under the management contract was fair and reasonable in light of all of the surrounding circumstances. The Board's decision to renew the Advisory Contracts was not based on any single factor and the factors may have been weighed differently by different Directors.
Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the fund, including the backgrounds and experience of investment personnel of the Investment Advisers, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Directors also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.
Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of the Investment Advisers' staff, such as size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity's analysts have extensive resources, tools, and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties, and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, and to transmit new information and research conclusions rapidly. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory and administrative services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures, including with respect to liquidity risk management. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, and the use of "soft" commission dollars to pay for research services. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending under a separate agreement.
Investment Performance. The Board reviewed the fund's absolute investment performance, as well as the fund's relative investment performance and noted that the fund is not publicly offered as a stand-alone investment product. In this regard, the Board noted that the fund is designed to offer a liquid investment option for other investment companies managed by Fidelity and ultimately to enhance the performance of those investment companies.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board considered that while the fund does not pay a management fee, FMR receives fees for providing services to funds that invest in the fund. The Board also noted that FMR bears all expenses of the fund with certain limited exceptions (i.e., custody fees, interest, taxes, fees and expenses of the Independent Directors, proxy and shareholder meeting expenses, and extraordinary expenses). The Board further noted that the fund pays its non-operating expenses, including brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable. Based on its review, the Board concluded that the management fee received for providing services to the fund and the fund's total expense ratio were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the level of Fidelity's profits in respect of all the Fidelity funds, as well as the profitability of the funds that invest in the fund.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund were not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR bears all expenses of the fund with certain exceptions.
Economies of Scale. The Board concluded that because the fund pays no advisory fees and FMR bears all expenses of the fund with certain exceptions, the realization of economies of scale was not a material factor in the Board's decision to renew the fund's Advisory Contract.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including but not limited to: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds; (ii) the operation of performance fees and the rationale for implementing performance fees on certain categories of funds but not others; (iii) Fidelity's pricing philosophy compared to competitors; (iv) fund profitability methodology and data; (v) evaluation of competitive fund data and peer group classifications and fee and expense comparisons, as well as the methodology used for fee and expense comparisons; (vi) the management fee and expense structures for different funds and classes and information about the differences between various fee and expense structures; and (vii) information regarding other accounts managed by Fidelity and the funds' sub-advisory arrangements.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Directors, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances, and that the fund's Advisory Contracts should be renewed through May 31, 2026.

1.861961.117
HICII-ANN-1025

Item 8.

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

See Item 7.

Item 9.

Proxy Disclosures for Open-End Management Investment Companies

See Item 7.

Item 10.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

See Item 7.

Item 11.

Statement Regarding Basis for Approval of Investment Advisory Contract

See Item 7.

Item 12.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust’s Board of Trustees.

Item 16.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust’s internal control over financial reporting.

Item 17.

Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18.

Recovery of Erroneously Awarded Compensation

(a)

Not applicable.

(b)

Not applicable.

Item 19.

Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Central Investment Portfolios LLC

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer (Principal Executive Officer)

Date:	October 23, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer (Principal Executive Officer)

Date:	October 23, 2025

By:	/s/Stephanie Caron
Stephanie Caron
Chief Financial Officer (Principal Financial Officer)

Date:	October 23, 2025